SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 2-91229

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 32                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-4025

     Amendment No. 33                                                 [X]

                        (Check appropriate box or boxes.)


                        AMERICAN CENTURY MUNICIPAL TRUST
        _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                     4500 Main Street, Kansas City, MO 64111
        _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
        _________________________________________________________________
                     (Name and Address of Agent for Service)

        Approximate Date of Proposed Public Offering: September 16, 2001

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

Your
American Century
prospectus

Tax-Free Money Market Fund
Limited-Term Tax-Free Fund
Long-Term Tax-Free Fund
Tax-Free Bond Fund
High-Yield Municipal Fund
                                                              SEPTEMBER 16, 2001
                                                                  INVESTOR CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                      American Century Investment Services, Inc.






Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds' investment objectives, strategies and risks.

   As you continue to read, the Prospectus will acquaint you with the fund management team and give you an overview about how to invest and manage your account. You will also find important financial information you will need to make an informed decision.

   Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central time. Give us a call at 1-800-345-2021.

   Sincerely,

   /*/Mark Killen
   Mark Killen
   Senior Vice President
   American Century Investment Services, Inc.



Table of Contents

An Overview of the Funds.......................................................2
Fund Performance History.......................................................3
Fees and Expenses..............................................................6
Objectives, Strategies and Risks...............................................7
      Tax-Free Money Market Fund...............................................7
      Limited-Term Tax-Free Fund
      Long-Term Tax-Free Fund..................................................8
      Tax-Free Bond Fund........................................................
      High-Yield Municipal Fund...............................................10
Basics of Fixed-Income Investing..............................................12
Management....................................................................15
Investing with American Century...............................................17
Share Price and Distributions.................................................21
Taxes.........................................................................22
Multiple Class Information....................................................24
Financial Highlights..........................................................25


Callouts
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin. This symbol highlights special information and helpful tips.




An Overview of the Funds

What are the funds' investment objectives?

These funds seek high current income and investment returns that are exempt from federal income tax.

High-Yield Municipal also seeks capital appreciation as a secondary objective.

What are the funds' primary investment strategies and principal risks?

The fund managers invest most of the funds' assets in debt securities issued by cities, counties and other municipalities, and U.S. territories. Each of the funds invests in different types of these municipal debt securities and has different risks. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. A more detailed description about the funds' investment strategies and risks begins on page 7.

Fund                      Primary Investments                     Principal Risks
Tax-Free Money Market     High-quality, very short-term           Low credit risk
                          debt securities
Limited-Term Tax-Free     Quality debt securities that mature     Credit risk
                          in five years or less                   Low interest rate risk
Long-Term Tax-Free        Quality debt securities that mature     Credit risk
                          in 10 years or more                     High interest rate risk
Tax-Free Bond             Quality debt securities                 Credit risk
                          of all maturity ranges                  Moderate interest rate risk(1)
High-Yield Municipal      Debt securities that provide            High credit risk
                          high income, including junk             High interest rate risk
                          and private activity bonds

(1) The interest rate risk is moderate under normal market conditions, but it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions. As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the funds.

Who may want to invest in the funds?

The funds may be a good investment if you are

o seeking current tax-free income
o seeking diversification by investing in a fixed-income mutual fund
o comfortable with the funds' other investment risks

Who may not want to invest in the funds?
The funds may not be a good investment if you are
o investing in an IRA or other tax-advantaged retirement plan
o investing for long-term growth
o looking for the added security of FDIC insurance

Callouts
Debt securities include fixed-income investments such as notes, bonds, commercial paper and debentures. An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Tax-Free Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.





Fund Performance History


Tax-Free Money Market Fund

Annual Total Returns(1)(2)

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year.

Insert Annual Total Return chart
Add 2000 - 3.82%

1 As of June 30, 2001 Tax-Free Money Market's year-to-date return was _____%.

2 From August 1, 1997 to December 31, 1998, all or a portion of the High-Yield Municipal's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                           Highest          Lowest

Tax-Free Money Market      1.09% (1Q1991)   0.44% (1Q1994)

Average Annual Returns
The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The benchmark is an index of an independently selected universe of funds that feature an investment objective similar to the fund's and is included in the table for performance comparison.

For the calendar year ended December 31, 2000             1 year     5 years        10 years     Life of Fund(1)
Tax-Free Money Market                                     3.52%      3.05%          2.96%        3.64%
Lipper Tax-Exempt Money Market Funds Average              3.82%      3.33%          3.09%        3.89%(2)


1 The inception date for Tax-Free Money Market is July 31, 1984.

2 Since August 31, 1984, the date closest to the fund's inception for which data is available. Callouts The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.




Fund Performance History

Limited-Term Tax-Free Fund

Long-Term Tax-Free Fund

Tax-Free Bond Fund

High-Yield Municipal Fund

Annual Total Returns(1)(2)
The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of each fund, if less than 10 years. It indicates the volatility of the funds' historical returns from year to year.

1 As of June 30, 2001, the funds' year-to-date returns were: Limited-Term Tax-Free, _____%; Long-Term Tax-Free, _____%; Tax-Free Bond , _____%; and High-Yield Municipal, _____%.

2 From March 31, 1998 through October 31, 1999, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                               Highest                       Lowest
Limited-Term Tax-Free          2.55% (4Q 2000)               -0.81% (2Q 1999)
Long-Term Tax-Free             6.68% (1Q 1995)               -5.46% (1Q 1994)
Tax-Free Bond                  4.17% (1Q 1995)               -3.54% (1Q 1994)
High-Yield Municipal           2.69% (3Q 2000)               -1.34% (3Q 1999)

Callouts
The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.







Average Annual Returns
The following table shows the average annual total returns of the funds' Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 2000      1 year     5 years     10 years   Life of Fund(1)
Limited-Term Tax-Free                               6.95%      4.49%        N/A        4.46%
Merrill Lynch 0-3 Year Municipal Index              8.88%      6.08%        N/A        6.23%
Long-Term Tax-Free                                 12.72%      5.09%       6.84%       6.70%
Lehman Long-Term Municipal Bond                    16.50%      6.20%       8.08%       7.89%
Tax-Free Bond                                       9.91%      5.16%       6.14%       5.82%
Lehman 5-Year General Obligation Bond               7.67%      5.04%       6.21%       6.03%
High-Yield Municipal                                7.29%       N/A         N/A        4.22%
Lehman Long-Term Municipal Bond                    16.50%       N/A         N/A        5.18%

1 The inception dates for the funds are: Limited-Term Tax-Free, March 1, 1993;
  Long-Term Tax-Free and Tax-Free Bond, March 2, 1987; and High-Yield Municipal, March 31, 1998.

Callouts
For current performance information, including yields, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.



Fees and Expenses

There are no sales loads, fees or other charges
o to buy fund shares directly from American Century
o to reinvest dividends in additional shares
o to exchange into the Investor Class shares of other American Century funds
o to redeem your shares other than by wire

The following table describes the fees and expenses that you may pay if you buy and hold shares of the funds.

Shareholder fees (fees paid directly from your investment)
Maximum Account Maintenance Fee                                          $25(1)

1 Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with American Century for more details.



Annual Operating Expenses (expenses that are deducted from fund assets)

                            Management      Distribution and            Other           Total Annual Fund
                            Fee(1)          Service (12b-1) Fees        Expenses(2)     Operating Expenses
Tax-Free Money Market       0.49%           None                        0.01%           0.50%
Limited-Term Tax-Free       0.50%           None                        0.01%           0.51%
Long-Term Tax-Free          0.50%           None                        0.01%           0.51%

Tax-Free Bond               0.50%           None                        0.01%           0.51%

High-Yield Municipal        0.63%           None                        0.01%           0.64%(3)

1 Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.

2 Other expenses include the fees and expenses of the funds' independent trustees and their legal counsel, as well as interest and portfolio insurance.

3 The advisor waived all expenses of High-Yield Municipal through April 30, 1999. In May 1999, the advisor began phasing in management fees and other expenses at a rate of 0.10% of average daily closing net assets per month until October 31, 1999.

Examples
The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . . o invest $10,000 in the fund o redeem all of your shares at the end of the periods shown below o earn a 5% return each year o incur the same operating expenses as shown above . . . your cost of investing in the fund would be:

                                 1 year      3 years      5 years      10 years
Tax-Free Money Market            $51         $160         $279         $627
Limited-Term Tax-Free            $52         $163         $285         $640

Long-Term Tax-Free               $52         $163         $285         $640

Tax-Free Bond                    $52         $163         $285         $640

High-Yield Municipal             $65         $205         $356         $797

Callouts
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.



Objectives, Strategies and Risks

Tax-Free Money Market Fund

What are the fund's investment objectives?
Tax-Free Money Market seeks safety of principal and high current income that is exempt from federal income tax.

How does the fund pursue its investment objectives?
The fund managers buy cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

What are the principal risks of investing in the fund?
Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for interest-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

Callouts
Income from the fund may be subject to the alternative minimum tax. For more information, see Taxes in this Prospectus.

A high-quality debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.






Limited-Term Tax-Free Fund

Long-Term Tax-Free Fund

Tax-Free Bond Fund

What are the funds' investment objectives?
These funds seek safety of principal and high current income that is exempt from federal income tax.

How do the funds pursue their investment objectives?
The fund managers buy quality debt securities with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy quality debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the funds' total assets may be invested in these securities.

The funds may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the funds may purchase securities in advance to generate additional income.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or cash-equivalent securities. If a fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

What is the difference between the funds?
The funds differ in the maturity of the debt securities they purchase. This difference is shown in the chart below.

                                 Weighted Average Maturity Range
Limited-Term Tax-Free            5 years or less
Long-Term Tax-Free               10 years or longer
Tax-Free Bond                    No limitation

Callouts
Income from the funds may be subject to the alternative minimum tax. For more information, see Taxes in this Prospectus.

A quality debt security is one that has been determined to be in the top four credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The funds' advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the funds' credit quality standards are described in the Statement of Additional Information.






What are the principal risks of investing in the funds?
The funds have different weighted average maturities. Because of this, the funds will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the values of the funds usually fall, but the values of funds with longer weighted average maturities generally will fall farther.

The funds may invest part of their assets in securities rated in the lowest investment-grade category (for example, BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments, than issuers of higher-rated securities.

Because these funds invest primarily in municipal securities, they will be sensitive to events that affect municipal markets. The funds may have a higher level of risk than funds that invest in a larger universe of securities.

As with all funds, at any given time the value of your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the funds.

The funds' share values will fluctuate. In general, the funds that have higher potential income have a higher potential loss.

                         Potential Income     Potential Loss
Limited-Term Tax-Free    Lower                Lower
Long-Term Tax-Free       Higher               Higher
Tax-Free Bond            Moderate(1)          Moderate(1)

(1) The fund managers monitor Tax-Free Bond's weighted average maturity. The managers seek to adjust this weighted average maturity as appropriate, taking into account market conditions and other relevant factors. Thus, under normal market conditions, Tax-Free Bond's potential income and potential loss are moderate as compared to other funds, but may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

Callouts
Weighted average maturity is a tool that the fund managers use to approximate a fund's interest rate sensitivity. For more information, see Weighted Average Maturity in this Prospectus.






High-Yield Municipal Fund

What are the fund's investment objectives?
High-Yield Municipal seeks high current income that is exempt from federal income tax. Capital appreciation is a secondary objective.

How does the fund pursue its investment objectives?
The fund managers buy long- and intermediate-term debt securities with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy long- and intermediate-term debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

The fund managers buy securities that are rated below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments.

The fund managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.

Although High-Yield Municipal invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the fund managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. If a fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The fund managers attempt to keep the weighted average maturity of the fund at 10 years or longer.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

Callouts
Income from the fund may be subject to the alternative minimum tax. For more information, see Taxes in this Prospectus.

Weighted average maturity is a tool that the fund managers use to approximate a fund's interest rate sensitivity. For more information, see Weighted Average Maturity in this Prospectus.




What are the principal risks of investing in the fund?
When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for High-Yield Municipal than for funds that have shorter weighted average maturities, such as short-term and intermediate-term funds.

The fund's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities.

The fund may invest part of its assets in securities rated below investment grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Some or all of the fund's income may be subject to the federal alternative minimum tax.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

As with all funds, at any given time the value of your shares of High-Yield Municipal may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.




Basics of Fixed-Income Investing


Debt Securities
When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and debentures are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by
o determining which securities help a fund meet its maturity requirements
o identifying securities that satisfy a fund's credit quality standards
o evaluating the current economic conditions and assessing the risk of inflation
o evaluating special features of the securities that may make them more or less attractive

Weighted Average Maturity
Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                          Amount of        Percent of    Remaining     Weighted
                          Security Owned   Portfolio     Maturity      Maturity
Debt Security A           $100,000         25%           4 years       1 year
Debt Security B           $300,000         75%           12 years      9 years
Weighted Average Maturity                                              10 years

Types of Risk
The basic types of risk that the funds face are described below.

Interest Rate Risk
Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance. This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

Callouts
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

Weighted average maturity is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.




The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity     Current Price   Price after 1% Increase   Change in Price
1 year                 $100.00         $99.06                    -0.94%
3 years                $100.00         $97.38                    -2.62%
10 years               $100.00         $93.20                    -6.80%
30 years               $100.00         $88.69                    -11.31%

Credit Risk
Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

Insert Quality Ranges chart

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade. Although they are considered investment grade, an investment in these securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system and an explanation of certain exceptions to the guidelines reflected in the chart, the Statement of Additional Information. The funds' credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

Liquidity Risk
Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk. Callouts Credit quality may be lower when the issuer has

o a high debt level

o a short operating history

o a senior level of debt

o a difficult, competitive environment

o a less stable cash flow

The Statement of Additional Information provides a detailed description of these securities ratings.



A Comparison of Basic Risk Factors

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                                Interest Rate Credit       Liquidity
                                Risk          Risk         Risk
                                ----          ----         ----
Tax-Free Money Market           Lowest        Lowest       Lowest
Limited-Term Tax-Free           Low           Moderate     Moderate
Long-Term Tax-Free              Highest       Moderate     Moderate
Tax-Free Bond                   Moderate      Moderate     Moderate
High-Yield Municipal            High          Highest      Highest

(1) The interest rate risk is moderate under normal market conditions, but it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.




Management


Who manages the funds?
The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

The Board of Trustees
The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor
The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of the funds. The rate of the management fee for each fund is determined daily on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended May 31, 2001

Tax-Free Money Market   0.49%
Limited-Term Tax-Free   0.50%
Long-Term Tax-Free      0.50%
Tax-Free Bond           0.50%
High-Yield Municipal    0.51%







The Fund Management Team
The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy. The portfolio managers who lead the investment teams are identified below.

G. David MacEwen
Mr. MacEwen, Senior Vice President and Senior Portfolio Manager, supervises the American Century Municipal Trust team. He has been a member of the team that manages Long-Term Tax-Free since May 1991 and Limited-Term Tax-Free since its inception in March 1993. He joined American Century in May 1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

Steven M. Permut
Mr. Permut, Vice President, Director of Municipal Research and Senior Portfolio Manager, has been a member of the High-Yield Municipal team since its inception in March 1998. He joined American Century in June 1987. He has bachelor's degrees in business and geography from State University of New York - Oneonta and an MBA in finance from Golden Gate University - San Francisco.

Bryan E. Karcher
Mr. Karcher, Vice President and Portfolio Manager, has been a member of the team that manages Tax-Free Money Market since June 1995 and Limited-Term Tax-Free since June 1999. He joined American Century in July 1989 and has been a Portfolio Manager since June 1995. He has a bachelor's degree in economics from the University of California - Los Angeles. He is a CFA charterholder.

Kenneth M. Salinger
Mr. Salinger, Portfolio Manager, has been a member of the team that manages Tax-Free Bond since June 1999. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California
- San Diego. He is a CFA charterholder.

Fundamental Investment Policies
Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

Callouts
Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.



Investing with American Century

Services Automatically Available to You
Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing
If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account

By telephone
Investor Relations
1-800-345-2021
Business, Not-For-Profit and
Employer-Sponsored
Retirement Plans
1-800-345-3533
Automated Information Line
1-800-345-8765

Open an account
If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares
Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

Make additional investments
Call us or use our Automated Information Line if you have authorized us to invest from your bank account.

Sell shares
Call an Investor Relations Representative.

Online
www.americancentury.com

Open an account
If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

Exchange shares
Exchange shares from another American Century account.

Make additional investments
Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

Sell shares
Redeem shares and proceeds will be electronically transferred to your authorized bank account.

By mail or fax
P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

Open an account
Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares
Send us written instructions to exchange your shares from one American Century account to another.

Make additional investments
Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

Sell shares
Send us written instructions or a redemption form to sell shares. Call an Investor Relations Representative to request a form.






Your Responsibility for Unauthorized Transactions
American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Your Guide to Services and Policies
When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

Automatically

Open an account
Not available.

Exchange shares
Send us written instructions to set up an automatic exchange of your shares from one American Century account to another.

Make additional investments
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

Sell shares
If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

By wire

* Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

Open an account
Call us to set up your account or mail a completed application to the address provided in the By mail section and give your bank the following information. o
o Our bank information:
         Commerce Bank N.A.
         Routing No. 101000019
         Account No. 2804918
o The fund name
o Your American Century account number*
o Your name
o The contribution year (for IRAs only)

* For additional investments only

Make additional investments
Follow the wire instructions provided in the Open an account section.

Sell shares
You can receive redemption proceeds by wire or electronic transfer.

Exchange shares
Not available.

In person
If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                          4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday


Minimum Initial Investment Amounts(1)

To open an account the minimum investments are as follows:

                           Tax-Free Money Market   Other Funds
Individual or Joint        $2,500                  $5,000
UGMA/UTMA                  $2,500                  $5,000

1 The funds in this Prospectus are not available for retirement accounts.

Account Maintenance Fee We charge a semiannual $12.50 account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday of October and April. If your total investments are less than $10,000 at that time, we will redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all personal accounts and IRAs (but no other retirement plan accounts) registered under your Social Security number. We will not charge you the fee as long as you choose to manage your account exclusively online. You may enroll for exclusive online account management on our Web site.

Redemptions
Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds - up to seven days - or to honor certain redemptions with securities, rather than cash, as described in the next section.

Callout
A fund's net asset value, or NAV, is the price of the fund's shares.

A redemption is the sale of all or a portion of the shares in an account, including those sold as part of an exchange to another American Century account.

Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

Redemption of Shares in Low-Balance Accounts
If your account balance falls below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Modifying or Canceling an Investment
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices
We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.







Investing through Financial Intermediaries
If you do business with us through a financial intermediary, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include
o minimum investment requirements
o exchange policies
o fund choices
o cutoff time for investments

Please contact your financial intermediary for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

Callouts
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.





Share Price and Distributions


Share Price
American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund (except Tax-Free Money Market) are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees. The portfolio securities of Tax-Free Money Market are valued at amortized cost. This means that the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The board has adopted procedures to ensure that this type of pricing is fair to the fund's shareholders.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

Distributions
Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities.

Tax-Free Money Market Fund
The money market fund declares distributions from net income daily. These distributions are paid on the last business day of each month. Distributions are reinvested automatically in additional shares unless you choose another option.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

o notify us of your purchase prior to 11 a.m. Central time AND
o pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Other Funds
Each fund pays distributions from net income monthly. Each fund generally pays capital gains distributions, if any, once a year, usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

Type of Distribution                   Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
Short-term capital gains               Ordinary income rate       Ordinary income rate
Long-term capital gains (1-5 years)    10%                        20%
Long-term capital gains (> 5 years)    8%                         20%(1)



Taxes


Tax-Exempt Income
Most of the income that the funds receive from municipal securities is exempt from regular federal income taxes. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax.

The funds also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, then distributions from the funds that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income
The funds' investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

o Market Discount Purchases. The funds may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

o Capital Gains. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

o Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

The tax status of any distribution of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distribution in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Callouts
Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.







Taxes on Transactions
Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. Also, any loss realized upon the sale or exchange of shares held for six months or less will be disallowed to the extent of any distribution of tax-exempt income to you with respect to such shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on dividends, capital gains distributions and redemption proceeds.







Multiple Class Information

American Century offers two classes of the fund: Investor Class and C Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

The other class has different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-3533.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.




Financial Highlights


Understanding the Financial Highlights
The tables on the next few pages itemize what contributed to the changes in share price during the most recent fiscal year end. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the fund is not five years old.

On a per-share basis, each table includes as appropriate

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o Total Return - the overall percentage of return of the fund, assuming the reinvestment of all distributions
o Expense Ratio - operating expenses of the fund as a percentage of average net assets
o Net Income Ratio - net investment income of the fund as a percentage of average net assets
o Portfolio Turnover - the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended May 31, 2001, 2000, 1999 and 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the funds' Annual Reports, which are available upon request. Prior years' information was audited by other independent auditors.




Tax-Free Money Market Fund

Investor Class

For a Share Outstanding Throughout the Years Ended May 31
SH-ANN-_______________, pg. _______________




Limited-Term Tax-Free Fund
Investor Class

For a Share Outstanding Throughout the Years Ended May 31 (except as noted) SH-ANN-_______________, pg. _______________




Tax-Free Bond Fund
Investor Class

For a Share Outstanding Throughout the Years Ended May 31 (except as noted) SH-ANN-_______________, pg. _______________




Long-Term Tax-Free Fund
Investor Class

For a Share Outstanding Throughout the Years Ended May 31 (except as noted) SH-ANN-_______________, pg. _______________




High-Yield Municipal Fund
Investor Class

For a Share Outstanding Throughout the Years Ended May 31 (except as noted) SH-ANN-_______________, pg. _______________




More information about the funds is contained in these documents

Annual and Semiannual Reports
Annual and semiannual reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)
The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person          SEC Public Reference Room
                   Washington, D.C.
                   Call 202-942-8090 for location and hours.
On the Internet    o EDGAR database at www.sec.gov
                   o By email request at publicinfo@sec.gov
By mail            SEC Public Reference Section
                   Washington, D.C. 20549-6009

Investment Company Act File No. 811-4025

                          American Century Investments
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0110
SH-PRS-_____

Your
American Century
prospectus
High-Yield Municipal Fund

                                                              SEPTEMBER 16, 2001
                                                                         C CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                                      American Century Investment Services, Inc.










Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and, more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund - the fund's investment objectives, strategies and risks.

   As you continue to read, the Prospectus will acquaint you with the fund management team and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the Prospectus. Please contact your investment professional with questions or for more information about our funds.



   Sincerely,


   /*/W. Gordon Snyder
   W. Gordon Snyder
   President, Chief Marketing Officer
   American Century Investment Services, Inc.








Table of Contents

An Overview of the Fund........................................................2
Fund Performance History.......................................................3
Fees and Expenses..............................................................4
Objectives, Strategies and Risks...............................................5
Basics of Fixed-Income Investing...............................................7
Management.....................................................................9
Investing with American Century...............................................11
Share Price and Distributions.................................................14
Taxes.........................................................................15
Multiple Class Informaton.....................................................17
Performance Information of Other Class........................................18


Callout
Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.

+This symbol highlights special information and helpful tips.









An Overview of the Fund


What are the fund's investment objectives?
The fund seeks high current income and investment returns that are exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

What are the fund's primary investment strategies and principal risks?
The fund managers invest most of the fund's assets in long- and intermediate-term debt securities, including junk and private activity bonds, issued by cities, counties and other municipalities, and U.S. territories. A more detailed description about the fund's investment strategies and risks begins on page 5.
o Interest Rate Risk - Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline.
o Credit Risk - The value of the fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.
o Liquidity Risk - The market for lower-quality debt securities, including junk bonds, is generally less liquid than the market for higher-quality debt securities, and at times it may become difficult to sell the lower-quality debt securities.
o Principal Loss - As with all mutual funds, it is possible to lose money by investing in the fund.

Who may want to invest in the fund?
The fund may be a good investment if you are
o seeking current tax-free income
o seeking diversification by investing in a fixed-income mutual fund
o comfortable with the fund's other investment risks

Who may not want to invest in the fund?
The fund may not be a good investment if you are
o investing in an IRA or other tax-advantaged retirement plan
o investing for long-term growth
o looking for the added security of FDIC insurance

Callouts
Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

+ An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.





Fund Performance History


High-Yield Municipal Fund
When the C Class of the fund has investment results for a full calendar year, this section will feature charts that show
o Annual Total Returns
o Highest and Lowest Quarterly Returns
o Average Annual Total Returns, including a comparison of these returns to a benchmark index for the C Class of the fund

The performance of the fund's Investor Class shares for each full calendar year in the life of the fund is shown below.(1)

INSERT ANNUAL TOTAL RETURN CHART

1 If the C Class had existed during the periods presented, its performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities. However, performance of the C Class would have been lower because of its higher expense ratio.

Callouts
+ The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.







Fees and Expenses

There are no sales loads, fees or other charges
o to buy fund shares directly from American Century
o to reinvest dividends in additional shares
o to exchange into the C Class shares of other American Century funds
o to redeem your shares after you have held them for 18 months
  (other than by wire)

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (load)(as a percentage of net asset value)0.75%(1)
Maximum Account Maintenance Fee                                         $25(2)


1 The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter.

2 Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with American Century for more details.





Annual Operating Expenses (expenses that are deducted from fund assets)

                       Management   Distribution and         Other          Total Annual Fund
                       Fee(1)       Service (12b-1) Fees(2)  Expenses(3)    Operating Expenses
High-Yield Municipal   0.63%        0.75%                    0.01%          1.39%

1 Based on expenses incurred by all classes of the fund during the most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

2 The 12b-1 fee is designed to permit investors to purchase C Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing individual shareholder and administrative services, and a portion is used to compensate them for distribution services. For more information, see Service and Distribution Fees, page 17.

3 Based on expenses incurred by all classes of the fund during the most recent fiscal year. Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest.

Examples
The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Assuming you . . . o invest $10,000 in the fund o redeem all of your shares at the end of the periods shown below o earn a 5% return each year o incur the same operating expenses as shown above . . . your cost of investing in the fund would be:

                                 1 year      3 years      5 years      10 years
High-Yield Municipal             $219        $438          $757        $1,658


You would pay the following expenses if you did not redeem your shares.

                                 1 year      3 years      5 years      10 years
High-Yield Municipal             $141        $438         $757         $1,658


Callouts

+   When purchasing through a financial intermediary you may be charged a fee.

+ Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.









Objectives, Strategies and Risks


High-Yield Municipal Fund

What are the fund's investment objectives?
High-Yield Municipal seeks high current income that is exempt from federal income tax. Capital appreciation is a secondary objective.

How does the fund pursue its investment objectives?
The fund managers buy long- and intermediate-term debt securities with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy long- and intermediate-term debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

The fund managers buy securities that are rated below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments.

The fund managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.

Although High-Yield Municipal invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the fund managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. If the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The fund managers attempt to keep the weighted average maturity of the fund at 10 years or longer.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

Callouts

+ Income from the fund may be subject to the alternative minimum tax. For more information, see Taxes in this Prospectus.


Weighted average maturity is a tool that the fund managers use to approximate a fund's interest rate sensitivity. For more information, see Weighted Average Maturity in this Prospectus.



What are the principal risks of investing in the fund?
When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for High-Yield Municipal than for funds that have shorter weighted average maturities, such as short-term and intermediate-term funds.

The fund's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities.

The fund may invest part of its assets in securities rated below investment grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Some or all of the fund's income may be subject to the federal alternative minimum tax.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

As with all funds, at any given time the value of your shares of High-Yield Municipal may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.






Basics of Fixed-Income Investing


Debt Securities
When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and debentures are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

o determining which securities help a fund meet its maturity requirements
o identifying securities that satisfy a fund's credit quality standards
o evaluating the current economic conditions and assessing the risk of inflation
o evaluating special features of the securities that may make them more or less attractive

Weighted Average Maturity
Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                            Amount of       Percent of   Remaining     Weighted
                            Security Owned  Portfolio    Maturity      Maturity
Debt Security A             $100,000        25%          4 years       1 year
Debt Security B             $300,000        75%          12 years      9 years
Weighted Average Maturity                                              10 years

Types of Risk
The basic types of risk that the fund faces are described below.

Interest Rate Risk
Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance. This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect the fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

Callouts

+ The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

Weighted average maturity is a tool that the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.




The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity   Current Price   Price after 1% Increase    Change in Price
1 year               $100.00         $99.06                     -0.94%
3 years              $100.00         $97.38                      -2.62%
10 years             $100.00         $93.20                      -6.80%
30 years             $100.00         $88.69                     -11.31%

Credit Risk
Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade. Although they are considered investment grade, an investment in these securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system and an explanation of certain exceptions to the guidelines in the chart, see the Statement of Additional Information. The funds' credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

Liquidity Risk
Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

Callouts

+   Credit quality may be lower when the issuer has

o a high debt level

o a short operating history

o a senior level of debt

o a difficult, competitive environment

o a less stable cash flow


+ The Statement of Additional Information provides a detailed description of these securities ratings.








Management


Who manages the fund?
The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

The Board of Trustees
The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor
The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the C Class shares of the fund. The rate of the management fee for a fund is determined daily on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The fund was not in operation for the fiscal year ended May 31, 2000. The fund will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules.

Investment Category Fee Schedule        Complex Fee Schedule (C Class)
--------------------------------------------------------------------------------
Category Assets          Fee Rate       Complex Assets                 Fee Rate

--------------------------------------------------------------------------------
First $1 billion         0.4100%        First $2.5 billion             0.3100%
Next $1 billion          0.3580%        Next $7.5 billion              0.3000%

Next $3 billion          0.3280%        Next $15 billion               0.2985%

Next $5 billion          0.3080%        Next $25 billion               0.2970%

Next $15 billion         0.2950%        Next $50 billion               0.2960%

Next $25 billion         0.2930%        Next $100 billion              0.2950%

Thereafter               0.2925%        Next $100 billion              0.2940%

                                        Next $200 billion              0.2930%

                                        Next $250 billion              0.2920%

                                        Next $500 billion              0.2910%

                                        Thereafter                     0.2900%






The Fund Management Team
The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio manager who leads the team is identified below.

Steven M. Permut
Mr. Permut, Vice President, Director of Municipal Research and Senior Portfolio Manager, has been a member of the High-Yield Municipal team since its inception in March 1998. He joined American Century in June 1987. He has bachelor's degrees in business and geography from State University of New York - Oneonta and an MBA in finance from Golden Gate University - San Francisco.

Fundamental Investment Policies
Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

Callouts
Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.










Investing with American Century


Eligibility for C Class Shares
The C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services.

Minimum Initial Investment Amounts

To open an account, the minimum investments are:
Individual or Joint                                                $2,500
Traditional IRA                                                    $1,000
Roth IRA                                                           $1,000
Education IRA                                                      $500
UGMA/UTMA                                                          $2,500
403(b)                                                             $1,000(1)

1 For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.


Account Maintenance Fee We charge a semiannual $12.50 account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday of October and April. If your total investments are less than $10,000 at that time, we will redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all personal accounts and IRAs (but no other retirement plan accounts) registered under your Social Security number. We will not charge you the fee as long as you choose to manage your account exclusively online. You may enroll for exclusive online account management on our Web site.



Investing through Financial Intermediaries
If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include
o minimum investment requirements
o exchange policies
o fund choices
o cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

Callouts
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.




Modifying or Canceling an Investment
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices
We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor who we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Your Responsibility for Unauthorized Transactions
American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Redemptions
Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Callouts
A fund's net asset value, or NAV, is the price of the fund's shares.


Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

Redemption of Shares in Low-Balance Accounts
If your account balance falls below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Exchanges Between Funds
You may exchange C Class shares of the fund for C Class shares of any other American Century fund. You may not exchange from the C Class to any other class. We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

Callouts
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.







Share Price and Distributions


Share Price
American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

Callouts
Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.






Taxes


Tax-Exempt Income
Most of the income that the fund receives from municipal securities is exempt from regular federal income taxes. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax.

The fund also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, then distributions from the fund that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income
The fund's investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

o Market Discount Purchases. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

o Capital Gains. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

o Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Type of Distribution                        Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
Short-term capital gains                    Ordinary income rate       Ordinary income rate
Long-term capital gains (1-5 years)         10%                        20%
Long-term capital gains (> 5 years)         8%                         20%(1)

1 The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distribution of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distribution in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Callouts

Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.




Taxes on Transactions
Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. Also, any loss realized upon the sale or exchange of shares held for six months or less will be disallowed to the extent of any distribution of tax-exempt income to you with respect to such shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on dividends, capital gains distributions and redemption proceeds.






Multiple Class Information

American Century offers two classes of the fund: Investor Class and C Class. The shares offered by this Prospectus are C Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other class has different fees, expenses and/or minimum investment requirements from the C Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-2021.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

Contingent Deferred Sales Charge
If you sell C Class shares within 18 months of purchasing them, you will pay a Contingent Deferred Sales Charge (CDSC). The charge is 0.75% in the first year after purchase, declines ratably over the next six months and is eliminated thereafter in accordance with the following chart:

         After 13 months            0.625%
         After 14 months            0.500%
         After 15 months            0.375%
         After 16 months            0.250%
         After 17 months            0.125%
         After 18 months            0.000%

The CDSC is calculated from your date of purchase, and will not be charged on shares acquired through reinvestment of dividends or distributions, increases in the net asset value of shares, or exchanges into the C Class of other American Century funds. We will redeem shares not subject to the CDSC first, and other shares will be redeemed in the order they were purchased.

Service and Distribution Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's C Class shares have a 12b-1 Plan. Under the Plan, the fund's C Class pays an annual fee of 0.75% of C Class average net assets, 0.25% for certain individual shareholder and administrative services and 0.50% for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make C Class shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class Structure - Master Distribution and Shareholder Services Plan in the Statement of Additional Information.






Performance Information of Other Class

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.75% lower than the C Class. If the C Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in the Investor Class share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to investors
o share price at the end of the period

The table also includes some key statistics for the period as appropriate

o Total Return - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o Expense Ratio - the operating expenses of the fund as a percentage of average net assets

o Net Income Ratio - the net investment income of the fund as a percentage of average net assets

o Portfolio Turnover - the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended May 31, 2000, 1999 and 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the fund's Annual Report, which is available upon request. Prior years' information was audited by other independent auditors.






High-Yield Municipal Fund

Fund Class

For a Share Outstanding Throughout the Years Ended date (except as noted)

INSERT FINANCIAL HIGHTLIGHTS TABLE







More information about the fund is contained in these documents.

Annual and Semiannual Reports
Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)
The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person         SEC Public Reference Room
                  Washington, D.C.
                  Call 202-942-8090 for location and hours.
On the Internet   * EDGAR database at www.sec.gov
                  * By email request at publicinfo@sec.gov
By mail           SEC Public Reference Section
                  Washington, D.C. 20549-0102

Investment Company Act File No. 811-4025

                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385
                         1-800-345-3533 or 816-531-5575

0105
SH-PRS-24821

Florida Municipal Money Market Fund
Florida Municipal Bond Fund
Arizona Municipal Bond Fund





                                                              SEPTEMBER 16, 2001
                                                                  INVESTOR CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                                      American Century Investment Services, Inc.







Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds' investment objectives, strategies and risks.

   As you continue to read, the Prospectus will acquaint you with the fund management team and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central time. Give us a call at 1-800-345-2021.

Sincerely,


/*/Mark Killen
Mark Killen
Senior Vice President
American Century Investment Services, Inc.







Table of Contents

An Overview of the Funds......................................................2
Fund Performance History......................................................3
Fees and Expenses.............................................................6
Objectives, Strategies and Risks..............................................7
      Florida Municipal Money Market Fund.....................................7
      Florida Municipal Bond Fund.............................................8
      Arizona Municipal Bond Fund.............................................9
Basics of Fixed-Income Investing.............................................10
Management...................................................................13
Investing with American Century..............................................15
Share Price and Distributions................................................19
Taxes........................................................................20
Financial Highlights.........................................................22


callout
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.


This symbol highlights special information and helpful tips.





An Overview of the Funds


What are the funds' investment objectives?
These funds seek high current income and investment returns that are exempt from federal income tax and taxes imposed by Florida or Arizona.

What are the funds' primary investment strategies and principal risks?
The fund managers invest most of the funds' assets in debt securities issued by cities, counties and other municipalities, and U.S. territories. Each of the funds invests in different types of these municipal debt securities and has different risks. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. A more detailed description about the funds' investment strategies and risks begins on page 7.

Fund                                  Primary Investments               Principal Risks
Florida Municipal Money Market        High-quality, very short-term     Florida economic risk
                                      debt securities                   Low credit risk
Florida Municipal Bond                Quality debt securities of        Florida economic risk
                                      all maturity ranges               Credit risk
                                                                        Moderate interest rate risk(1)
Arizona Municipal Bond                Quality debt securities of        Arizona economic risk
                                      all maturity ranges               Credit risk
                                                                        Moderate interest rate risk(1)

(1)The interest rate risk is moderate under normal market conditions, but it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the funds.

Who may want to invest in the funds?
The funds may be a good investment if you are
o a Florida or Arizona resident or taxpayer
o seeking current tax-free income
o comfortable with risk based on Florida's or Arizona's economy
o comfortable with the funds' other investment risks
o seeking diversification by investing in a fixed-income mutual fund

Who may not want to invest in the funds?
The funds may not be a good investment if you are
o investing in an IRA or other tax-advantaged retirement plan
o investing for long-term growth
o looking for the added security of FDIC insurance

CALLOUT
Debt securities include fixed-income investments such as notes, bonds, commercial paper and debentures. An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Florida Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.







Fund Performance History


Florida Municipal Money Market Fund

Annual Total Returns(1)
The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.


INSERT ANNUAL TOTAL RETURN CHART

Add 2000 - 3.81%

1 As of June 30, 2001, Florida Municipal Money Market's year-to-date return was _____%.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                 Highest          Lowest
Florida Municipal Money Market   1.06% (2Q 1995)  0.63% (1Q 1999)

Average Annual Returns
The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The benchmark is an index of an independently selected universe of funds that feature investment objectives similar to the fund's and is included in the table for performance comparison.

For the calendar year ended December 31, 2000                              1 year     5 years    Life of Fund(1)
Florida Municipal Money Market                                             3.81%      3.38%      3.48%
Lipper Other States Tax-Exempt Money Market Funds Average                  3.63%      3.15%      3.22%(2)

1 The inception date for the fund is April 11, 1994.
2 Since April 30, 1994, the date closest to the fund's inception for which data is available.

CALLOUT
The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.









Florida Municipal Bond Fund

Annual Total Returns(1)
The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

INSERT ANNUAL TOTAL RETURN CHART
Add 2000 - 9.91%

1 As of June 30, 2001, Florida Municipal Bond's year-to-date return was _____%.

The highest and lowest quarterly returns for the period reflected in the chart are:

                             Highest           Lowest
Florida Municipal Bond       5.06% (1Q 1995)   -1.63% (2Q 1999)

Average Annual Returns
The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 2000  1 year   5 years  Life of Fund(1)
Florida Municipal Bond                          9.91%    5.47%    6.20%
Lehman 5-Year General Obligation Bond           7.67%    5.04%    5.70%(2)


1 The inception date for Florida Municipal Bond is April 11, 1994.
2 Since March 31, 1994, the date closest to the fund's inception for which data is available.

CALLOUT
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.








Arizona Municipal Bond Fund

Annual Total Returns(1)
The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.


INSERT ANNUAL TOTAL RETURNS CHART

Add 2000 - 9.72%

1 As of June 30, 2001, Arizona Municipal Bond's year-to-date return was _____%.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                 Highest             Lowest
Arizona Municipal Bond           4.60% (1Q 1995)     -1.63% (2Q 1999)

Average Annual Returns
The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 2000   1 year  5 years  Life of Fund(1)
Arizona Municipal Bond                          9.72%   5.00%    5.94%
Lehman 5-Year General Obligation Bond           7.67%   5.04%    5.70%(2)


1 The inception date for Arizona Municipal Bond is April 11, 1994.
2 Since March 31, 1994, the date closest to the fund's inception for which data is available.

CALLOUT
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.





Fees and Expenses

There are no sales loads, fees or other charges

o to buy fund shares directly from American Century
o to reinvest dividends in additional shares
o to exchange into the Investor Class shares of other American Century funds
o to redeem your shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

Shareholder fees (fees paid directly from your investment)
Maximum Account Maintenance Fee                                  $25(1)


1 Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with American Century for more details.

Annual Operating Expenses (expenses that are deducted from fund assets)

                           Management   Distribution and        Other       Total Annual Fund
                           Fee(1)       Service (12b-1) Fees    Expenses(2) Operating Expenses
Florida Municipal
Money Market               0.49%        None                    0.01%       0.50%
Florida Municipal Bond     0.50%        None                    0.01%       0.51%
Arizona Municipal Bond     0.50%        None                    0.01%       0.51%

1 Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.

2 Other expenses include the fees and expenses of the funds' independent trustees and their legal counsel, as well as interest and portfolio insurance.

Examples
The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .
o invest $10,000 in the fund
o redeem all of your shares at the end of the periods shown below
o earn a 5% return each year
o incur the same operating expenses as shown above
 . . . your cost of investing in the fund would be:

                                   1 year     3 years      5 years      10 years
Florida Municipal Money Market     $51        $160         $279         $627
Florida Municipal Bond             $52        $163         $285         $640
Arizona Municipal Bond             $52        $163         $285         $640

CALLOUT
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.





Objectives, Strategies and Risks


Florida Municipal Money Market Fund

What are the fund's investment objectives?
Florida Municipal Money Market seeks safety of principal and high current income that is exempt from federal income tax and seeks to be exempt from the Florida intangibles personal property tax.

How does the fund pursue its investment objectives?
The fund managers buy cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax and the Florida intangibles personal property tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax and from the Florida intangibles personal property tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Florida usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. The fund also may invest in obligations of other issuers such as the Commonwealth of Puerto Rico that are exempt from federal income tax and the Florida intangibles personal property tax.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

What are the principal risks of investing in the fund?
Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida Municipal Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

CALLOUT
Income from the fund may be subject to the alternative minimum tax. For more information, see Taxes in this Prospectus.

A high-quality debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.






Florida Municipal Bond Fund

What are the fund's investment objectives?
Florida Municipal Bond seeks safety of principal and high current income that is exempt from federal income tax and seeks to be exempt from the Florida intangibles personal property tax.

How does the fund pursue its investment objectives?
The fund managers buy quality debt securities with interest payments exempt from federal income tax and the Florida intangibles personal property tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy quality debt securities with interest payments exempt from federal income tax and the Florida intangibles personal property tax, but not necessarily exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Florida usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. The fund also may invest in obligations of other issuers such as the Commonwealth of Puerto Rico that are exempt from federal income tax and the Florida intangibles personal property tax.

The fund managers also may use futures contracts and options to pursue the fund's investment objectives.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. If a fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The fund managers are not limited to a specific weighted average maturity range. However, the fund managers monitor the fund's weighted average maturity, and seek to adjust it as appropriate, taking into account market conditions and other relevant factors.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

What are the principal risks of investing in the fund?
When interest rates change, the fund's share value will be affected. When interest rates rise, the fund's share value will usually decline. The opposite is usually true when interest rates decline. The interest rate risk is higher for Florida Municipal Bond than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.

Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida Municipal Bond may have a higher level of risk than funds that invest in a larger universe of securities.

As with all funds, at any given time the value of your shares of Florida Municipal Bond may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

CALLOUT

Income from the fund may be subject to the alternative minimum tax. For more information, see Taxes in this Prospectus.

A quality debt security is one that has been determined to be in the top four credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

Weighted average maturity is a tool that the fund managers use to approximate a fund's interest rate sensitivity. For more information, see Weighted Average Maturity in this Prospectus.







Arizona Municipal Bond Fund

What are the fund's investment objectives?
Arizona Municipal Bond seeks safety of principal and high current income that is exempt from federal and Arizona income taxes.

How does the fund pursue its investment objectives?
The fund managers buy quality debt securities with interest payments exempt from federal and Arizona income taxes. Cities, counties and other municipalities in Arizona usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy quality debt securities with interest payments exempt from federal and Arizona income taxes, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Arizona usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. The fund also may invest in obligations of other issuers such as the Commonwealth of Puerto Rico that are exempt from federal income tax and the Florida intangibles personal property tax.

The fund managers also may use futures contracts and options to pursue the fund's investment objectives.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. If a fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The fund managers are not limited to a specific weighted average maturity range. However, the fund managers monitor the fund's weighted average maturity, and seek to adjust it as appropriate, taking into account market conditions and other relevant factors.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

What are the principal risks of investing in the fund?
When interest rates change, the fund's share value will be affected. When interest rates rise, the fund's share value will usually decline. The opposite is usually true when interest rates decline. The interest rate risk is higher for Arizona Municipal Bond than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.

Because the fund invests primarily in Arizona municipal securities, it will be sensitive to events that affect Arizona's economy. Arizona Municipal Bond may have a higher level of risk than funds that invest in a larger universe of securities.

As with all funds, at any given time the value of your shares of Arizona Municipal Bond may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

CALLOUT
Income from the fund may be subject to the alternative minimum tax. For more information, see Taxes in this Prospectus.

A quality debt security is one that has been determined to be in the top four credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

Weighted average maturity is a tool that the fund managers use to approximate a fund's interest rate sensitivity. For more information, see Weighted Average Maturity in this Prospectus.





Basics of Fixed-Income Investing


Debt Securities
When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and debentures are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by
o determining which securities help a fund meet its maturity requirements
o identifying securities that satisfy a fund's credit quality standards
o evaluating the current economic conditions and assessing the risk of inflation
o evaluating special features of the securities that may make them more or less attractive

Weighted Average Maturity
Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                            Amount of        Percent of    Remaining    Weighted
                            Security Owned   Portfolio     Maturity     Maturity
Debt Security A             $100,000         25%            4 years      1 year
Debt Security B             $300,000         75%           12 years      9 years
Weighted Average Maturity                                               10 years

Types of Risk
The basic types of risk that the funds face are described below.

Interest Rate Risk
Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance. This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

CALLOUT

The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

Weighted average maturity is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.





The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity    Current Price    Price after 1% Increase   Change in Price
1 year                $100.00          $99.06                     -0.94%
3 years               $100.00          $97.38                     -2.62%
10 years              $100.00          $93.20                     -6.80%
30 years              $100.00          $88.69                    -11.31%

Credit Risk
Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

INSERT CREDIT QUALITY RANGE CHART

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade. Although they are considered investment grade, an investment in these securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the Statement of Additional Information. The funds' credit quality restrictions apply at the time of purchase; the funds will not necessarily sell debt securities if they are downgraded by a rating agency.

Liquidity Risk
Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

CALLOUT
Credit quality may be lower when the issuer has

o a high debt level

o a short operating history

o a senior level of debt

o a difficult, competitive environment

o a less stable cash flow



The Statement of Additional Information provides a detailed description of these securities ratings.








A Comparison of Basic Risk Factors
The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                                Interest Rate Risk  Credit Risk   Liquidity Risk
Florida Municipal Money Market  Lowest              Lowest        Lowest
Florida Municipal Bond          Moderate(1)         Moderate      Moderate
Arizona Municipal Bond          Moderate(1)         Moderate      Moderate

(1)The interest rate risk is moderate under normal market conditions, but it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.




Management


Who manages the funds?
The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

The Board of Trustees
The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor
The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of the funds. The rate of the management fee for each fund is determined daily on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage
of Average Net Assets for the Fiscal Year Ended May 31, 2001
Florida Municipal Money Market                                      0.49%
Florida Municipal Bond                                              0.50%
Arizona Municipal Bond                                              0.50%







The Fund Management Team
The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers who lead the investment teams are identified below.

Bryan E. Karcher
Mr. Karcher, Vice President and Portfolio Manager, has been a member of the team that manages Florida Municipal Money Market since June 1995. He joined American Century in July 1989 and has been a Portfolio Manager since June 1995. He holds a bachelor's degree in economics from the University of California - Los Angeles. He is a CFA charterholder.

Kenneth M. Salinger
Mr. Salinger, Portfolio Manager, has been a member of the team that manages Arizona Municipal Bond since June 1998 and the team that manages Florida Municipal Bond since October 1996. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California - San Diego. He is a CFA charterholder.

Fundamental Investment Policies
Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

CALLOUT
Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.





Investing with American Century


Services Automatically Available to You
Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing
If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.




Ways to Manage Your Account



By telephone
Investor Relations
1-800-345-2021
Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans
1-800-345-3533
Automated Information Line
1-800-345-8765

Open an account
If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares
Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

Make additional investments
Call us or use our Automated Information Line if you have authorized us to invest from your bank account.

Sell shares
Call an Investor Relations Representative.






Online
www.americancentury.com

Open an account
If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

Exchange shares
Exchange shares from another American Century account.

Make additional investments
Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

Sell shares
Redeem shares and proceeds will be electronically transferred to your authorized bank account.





By mail or fax
P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

Open an account
Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares
Send us written instructions to exchange your shares from one American Century account to another.






Make additional investments
Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

Sell shares
Send us written instructions or a redemption form to sell shares. Call an Investor Relations Representative to request a form.

Your Responsibility for Unauthorized Transactions
American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Your Guide to Services and Policies
When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

Automatically

Open an account
Not available.

Exchange shares
Send us written instructions to set up an automatic exchange of your shares from one American Century account to another.






Make additional investments
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

Sell shares
If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

By wire

* Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

Open an account
Call us to set up your account or mail a completed application to the address provided in the By mail section and give your bank the following information. o
o Our bank information:
   Commerce Bank N.A.
   Routing No. 101000019
   Account No. 2804918
o The fund name
o Your American Century account number*
o Your name
o The contribution year (for IRAs only)

* For additional investments only

Make additional investments
Follow the wire instructions provided in the Open an account section.

Sell shares
You can receive redemption proceeds by wire or electronic transfer.

Exchange shares
Not available.






In person
If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                            4917 Town Center Drive
Kansas City, Missouri                    Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday     8 a.m. to 6 p.m., Monday - Friday
                                         8 a.m. to noon, Saturday

1665 Charleston Road                     10350 Park Meadows Drive
Mountain View, California                Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday        8:30 a.m. to 5:30 p.m., Monday - Friday


Minimum Initial Investment Amounts(1)


To open an account the minimum investments are as follows:

                            Florida Municipal
                            Money Market      Other Funds
Individual or Joint         $2,500            $5,000
UGMA/UTMA                   $2,500            $5,000

1 The funds in this Prospectus are not available for retirement accounts.

Account Maintenance Fee We charge a semiannual $12.50 account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday of October and April. If your total investments are less than $10,000 at that time, we will redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all personal accounts and IRAs (but no other retirement plan accounts) registered under your Social Security number. We will not charge you the fee as long as you choose to manage your account exclusively online. You may enroll for exclusive online account management on our Web site.

Redemptions
Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds - up to seven days - or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

CALLOUT
A fund's net asset value or NAV, is the price of the fund's shares.

A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

Redemption of Shares in Low-Balance Accounts
If your account balance falls below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Modifying or Canceling an Investment
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices
We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.






Investing through Financial Intermediaries
If you do business with us through a financial intermediary, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o minimum investment requirements
o exchange policies
o fund choices
o cutoff time for investments

Please contact your financial intermediary for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

CALLOUT
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.





Share Price and Distributions


Share Price
American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund (except Florida Municipal Money Market) are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees. The portfolio securities of Florida Municipal Money Market are valued at amortized cost. This means that the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The board has adopted procedures to ensure that this type of pricing is fair to the fund's shareholders.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

Distributions
Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities.

Florida Municipal Money Market Fund
The money market fund declares distributions from net income daily. These distributions are paid on the last business day of each month. Distributions are reinvested automatically in additional shares unless you choose another option.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instrucitons to purchase are received if you

o notify us of your purchase prior to 11 a.m. Central time AND
o pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Other Funds
Each fund pays distributions from net income monthly. Each fund generally pays capital gains distributions, if any, once a year, usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

For investors investing
through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

CALLOUT
Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.




Taxes

Tax-Exempt Income
Most of the income that the funds receive from municipal securities is exempt from regular federal income taxes. Distributions from Arizona Municipal Bond also will be exempt from Arizona income taxes. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax. Additionally, fund shares of Florida Municipal Money Market and Florida Municipal Bond will generally be exempt from the Florida intangible personal property tax.

The funds also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, then distributions from the funds that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income
The funds' investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

o Market Discount Purchases. The funds may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

o Capital Gains. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

o Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Type of Distribution                  Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
Short-term capital gains              Ordinary income rate       Ordinary income rate
Long-term capital gains (1-5 years)   10%                        20%
Long-term capital gains (> 5 years)   8%                         20%(1)

The tax status of any distribution of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distribution in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

CALLOUT
Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.







Taxes on Transactions
Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. Also, any loss realized upon the sale or exchange of shares held for six months or less will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on dividends, capital gains distributions and redemption proceeds.

Financial Highlights


Understanding the Financial Highlights
The tables on the next few pages itemize what contributed to the changes in share price during most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o Total Return - the overall percentage of return of the fund, assuming the reinvestment of all distributions

o Expense Ratio - operating expenses of the fund as a percentage of average net assets

o Net Income Ratio - net investment income of the fund as a percentage of average net assets

o Portfolio Turnover - the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended May 31, 2001, 2000, 1999 and 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the funds' Annual Reports, which are available upon request. Prior years' information was audited by other independent auditors.




Florida Municipal Money Market Fund

Investor Class

For a Share Outstanding Throughout the Years Ended May 31






Florida Municipal Bond Fund

Investor Class

For a Share Outstanding Throughout the Years Ended May 31






Arizona Municipal Bond Fund

Investor Class

For a Share Outstanding Throughout the Years Ended May 31








More information about the funds is contained in these documents

Annual and Semiannual Reports
Annual and semiannual reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)
The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below. You also can get information about the funds (including the SAI) from the Securities and Exchange Commission
(SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for
                           location and hours.

On the Internet            o EDGAR database at www.sec.gov
                           o By email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee
                           for copying the documents.)





Investment Company Act File No. 811-4025

                          American Century Investments
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0110
SH-PRS-_____

Florida Municipal Money Market Fund
Florida Municipal Bond Fund
Arizona Municipal Bond Fund
Tax-Free Money Market Fund
Limited-Term Tax-Free Fund
Long-Term Tax-Free Fund
Tax-Free Bond Fund
High-Yield Municipal Fund




                                                              September 16, 2001

                                                                American Century
                                                                 Municipal Trust

   This Statement of Additional Information adds to the discussion in the funds' Prospectuses, dated September 16, 2001, but is not a prospectus. The Statement of Additional Information should be read in conjunction with the funds' current Prospectuses. If you would like a copy of a Prospectus, please contact us at the address or telephone numbers listed on the back cover or visit American
                                  Century's Web site at www.americancentury.com.

      This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.



                                                     American Century Investment
                                                                  Services, Inc.









TABLE OF CONTENTS
The Funds' History.............................................................2
Fund Investment Guidelines.....................................................2
      Florida Municipal Money Market Fund and
         Florida Municipal Bond Fund...........................................3
      Arizona Municipal Bond Fund..............................................3
      Tax-Free Money Market Fund, Limited-Term
         Tax-Free Fund, Long-Term Tax Free Fund
         and Tax-Free Bond Fund ...............................................4
      High-Yield Municipal Fund................................................4
      Credit Quality and Maturity Guidelines...................................5
Fund Investments and Risks.....................................................6
      Investment Strategies and Risks..........................................6
      Investment Policies.....................................................19
      Temporary Defensive Measures............................................21
      Portfolio Turnover......................................................21
Management....................................................................21
      The Board of Trustees...................................................21
      Officers................................................................24
      Code of Ethics..........................................................26
The Funds' Principal Shareholders.............................................26
Service Providers.............................................................27
      Investment Advisor......................................................27
      Transfer Agent and Administrator........................................30
      Distributor.............................................................31
Other Service Providers.......................................................31
      Custodian Banks.........................................................31
      Independent Accountants.................................................31
Brokerage Allocation..........................................................31
Information About Fund Shares.................................................32
      Multiple Class Structure................................................32
      Buying and Selling Fund Shares..........................................34
      Valuation of a Fund's Securities........................................35
      Money Market Funds......................................................35
      Non-Money Market Funds..................................................35
Taxes 36
      Federal Income Tax......................................................36
How Fund Performance Information is
      Calculated..............................................................38
Financial Statements..........................................................41
Explanation of Fixed-Income Securities
      Ratings.................................................................42






THE FUNDS' HISTORY
American Century Municipal Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on May 1, 1984. From then until January 1997, it was known as Benham Municipal Income Trust. Throughout this Statement of Additional Information we refer to American Century Municipal Trust as the Trust.

Each fund described in this Statement of Additional Information is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration number.

Fund                                  Ticker Symbol            Inception Date
Florida Municipal Money Market        BEFXX                    04/11/94
Florida Municipal Bond                ACBFX                    04/11/94
Arizona Municipal Bond                BEAMX                    04/11/94
Tax-Free Money Market                 BNTXX                    07/31/84
Limited-Term Tax-Free                 TWTSX                    03/01/93
Long-Term Tax-Free                    TWTLX                    03/02/87
Tax-Free Bond                         TWT1X                    03/02/87
High-Yield Municipal                  ABHYX                    03/31/98

FUND INVESTMENT GUIDELINES
This section explains the extent to which the funds' advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectuses.

Each fund (except High-Yield Municipal, Florida Municipal Money Market, Florida Municipal Bond and Arizona Municipal Bond) is diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Tax-Free Money Market and Florida Municipal Money Market operate pursuant to Rule 2a-7 under the Investment Company Act, which permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, the fund must be diversified with regard to 100% of its assets other than securities issued or guaranteed by the U. S. government. For purposes of Rule 2a-7, diversified means that the fund must not invest more than 5% of its total assets in securities of a single issuer, or, with respect to 75% of assets, more than 10% of assets in securities guaranteed by a single guarantor, other than the U.S. government, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest credit quality category for a period of up to three business days after purchase. The fund also must not invest more than (a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest credit quality category. The fund is considered diversified under the Investment Company Act provided that it complies with the definition of diversified under Rule 2a-7.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company) or it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in the funds' Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested. However, under exceptional conditions, the funds may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.

For an explanation of the securities ratings referred to in the Prospectus and this Statement of Additional Information, see Explanation of Fixed-Income Securities Ratings beginning on page 41.

Florida Municipal Money Market Fund

Florida Municipal BOND Fund

The Florida Municipal Money Market Fund and Florida Municipal Bond Fund seek to obtain as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital. In addition, fund shares are intended to be exempt from the Florida Intangibles Tax.

The funds are designed for individuals in upper tax brackets seeking income free from regular federal income tax, although the funds may generate some taxable income. The funds also provide an investment that is intended to be exempt from the Florida Intangibles Tax. Because of this emphasis on tax-exempt income, the funds by themselves do not constitute a balanced investment plan.

Each fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies, and instrumentalities). As a fundamental policy, each fund will invest at least 80% of its net assets in obligations with interest exempt from federal income tax and Florida Intangibles Tax. The funds are not limited, however, in their investments in securities that are subject to the federal Alternative Minimum Tax (AMT).

In addition, each fund will invest at least 65% of its net assets in Florida municipal obligations (obligations issued by or on behalf of the state of Florida, its political subdivisions, agencies and instrumentalities). The funds sometime invest in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) that are exempt from federal income tax and Florida Intangibles Tax. The remaining 35% of each fund's net assets may be invested in (1) obligations issued by other states and their political subdivisions and (2) U.S. government securities.

Each fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax for purposes of the 80% policy noted above.

A fund may need to sell certain investments near the end of each calendar year so that on January 1 of each year, its portfolio consists only of investments that are exempt from the Florida Intangibles Tax. As a result, a fund could incur additional costs or taxable income or gains.

Arizona Municipal BOND Fund
Arizona Municipal Bond seeks to obtain as high a level of current income exempt from Arizona and regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.

Arizona Municipal Bond is designed for individuals in upper tax brackets seeking income free from Arizona state and regular federal income taxes, although the fund may generate some taxable income. Because of this emphasis on tax-exempt income, the fund by itself does not constitute a balanced investment.

The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies, and instrumentalities). As a fundamental policy, the fund will invest at least 80% of its net assets in obligations with interest exempt from federal or Arizona state income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.

In addition, Arizona Municipal Bond will invest at least 65% of its net assets in Arizona municipal obligations (obligations issued by or on behalf of the state of Arizona or its political subdivisions, agencies and instrumentalities). The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) that are exempt from federal and Arizona state income taxes. The remaining 35% of its net assets may be invested in (1) obligations issued by other states and their political subdivisions and (2) U.S. government securities.

The fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax for purposes of the 80% policy noted above.

Tax-Free Money Market Fund
Limited-Term Tax-Free Fund
Long-Term Tax-Free Fund
Tax-Free BOND Fund

Tax-Free Money Market Fund, Limited-Term Tax-Free Fund, Long-Term Tax-Free Fund and Tax-Free Bond Fund seek as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.

Each fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, each may invest a portion of its assets in U.S. government securities, the interest income on which is subject to federal income tax. The municipal obligations in which the funds may invest include securities issued by U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax.

The funds may invest up to 20% of their total assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT.

High-Yield Municipal Fund

High-Yield Municipal Fund seeks to provide as high a level of current income exempt from federal income tax as is consistent with its investment policies, which permit investment in lower-rated and unrated securities. As a secondary objective, the fund seeks capital appreciation.

The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state or its political subdivisions, agencies and instrumentalities). The fund also may invest in securities issued by U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax. As a fundamental policy, the fund will invest at least 80% of its net assets in obligations with interest exempt from regular federal income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.

The fund is authorized, under normal conditions, to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from regular federal income tax may not be exempt from the AMT.

The fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, it may invest a portion of its assets in U.S. government securities, the interest income on which is subject to federal income tax.

Credit Quality and Maturity Guidelines


The Money Market Funds
Tax-Free Money Market Fund and Florida Municipal Money Market Fund seek to maintain a $1.00 share price, although there is no guarantee they will be able to do so. Shares of the funds are neither insured nor guaranteed by the U.S. government.

The funds have obtained private insurance that primarily protects the money market funds against default of principal or interest payments on the instruments they hold, and against bankruptcy by issuers and credit enhancers of these instruments. Although the funds will be charged premiums by an insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the funds may incur losses regardless of the insurance. The insurance does not guarantee or insure that the funds will be able to maintain a stable net asset value of $1.00 per share.

The money market funds may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide.

In selecting investments for the money market funds, the advisor adheres to regulatory guidelines concerning the quality and maturity of money market fund investments as well as to internal guidelines designed to minimize credit risk. In particular, each fund:

o buys only U.S. dollar-denominated obligations with remaining maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less);
o  maintains a dollar-weighted average portfolio maturity of 90 days or less;
o restricts its investments to high-quality obligations determined by the advisor pursuant to guidelines established by the Board of Trustees to present minimal credit risks.

To be considered high-quality, an obligation must be:

o  a U.S. government obligation; or
o rated (or of an issuer rated with respect to a class of short-term obligations), within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating agencies (or one if only one has rated the obligation); or
o an unrated obligation judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of quality comparable to the securities listed above.

The fund managers intend to buy only obligations that are designated as first-tier securities as defined by the SEC; that is, securities rated, when acquired, within the highest category designated by a rating agency.

Non-Money Market Funds (except High-Yield Municipal)
Limited-Term Tax-Free, Long-Term Tax-Free, Tax-Free Bond, Arizona Municipal Bond and Florida Municipal Bond have identical policies governing the quality of securities in which they may invest. The funds differ in their maturity criteria as stated in the Prospectus.

In terms of credit quality, each of these funds restricts its investments to

o municipal bonds rated, when acquired, within the four highest categories designated by a rating agency
o municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper rated, when acquired, within the two highest categories designated by a rating agency
o unrated obligations judged by the advisor, under the direction of the Board of Trustees, to be of quality comparable to the securities listed above.

High-Yield Municipal
High-Yield Municipal invests primarily in long- and intermediate-term municipal obligations. Although High-Yield Municipal typically invests a significant portion of its assets in investment-grade bonds, the advisor does not adhere to specific rating criteria in selecting investments for this fund. The fund invests in securities rated or judged by the advisor to be below investment-grade quality (e.g., bonds rated BB/Ba or lower, which are sometimes referred to as junk bonds) or unrated bonds.

Many issuers of medium- and lower-quality bonds choose not to have their obligations rated and a large portion of High-Yield's portfolio may consist of obligations that, when acquired, were not rated. There is no limit to the percentage of assets that the fund may invest in unrated securities. The fund also may invest in securities that are in technical or monetary default.

High-Yield Municipal may invest in investment-grade municipal obligations if the advisor considers it appropriate to do so. Investments of this nature may be made due to market considerations (e.g., a limited supply of medium- and lower-grade municipal obligations) or to increase liquidity of the fund. Investing in high-grade obligations may lower the fund's return.

High-Yield Municipal may purchase private activity municipal securities. The interest from these securities is treated as a tax-preference item in calculating federal AMT liability. Under normal circumstances, it is possible that a substantial portion of the fund's total assets will be invested in private activity securities. Therefore, the fund is better suited for investors who do not expect alternative minimum tax liability. See Taxes, page 33.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Concentration in Types of Municipal Activities
From time to time, a significant portion of a fund's assets may be invested in municipal obligations that are related to the extent that economic, business or political developments affecting one of these obligations could affect the other obligations in a similar manner. For example, if a fund invested a significant portion of its assets in utility bonds and a state or federal government agency or legislative body promulgated or enacted new environmental protection requirements for utility providers, projects financed by utility bonds could suffer as a group. Additional financing might be required to comply with the new environmental requirements, and outstanding debt might be downgraded in the interim. Among other factors that could negatively affect bonds issued to finance similar types of projects are state and federal legislation regarding financing for municipal projects, pending court decisions relating to the validity or means of financing municipal projects, material or manpower shortages and declining demand for projects or facilities financed by the municipal bonds.

About the Risks Affecting Arizona Municipal Securities
As noted in the Prospectus, the Arizona Municipal Bond Fund is susceptible to events that affect issuers of Arizona municipal obligations. These include possible adverse affects of Arizona constitutional amendments, legislative measures, voter initiatives and other matters described below.

The following information about risk factors is provided in view of the fund's policy of concentrating its assets in Arizona municipal securities. This information is based on certain official statements of the state of Arizona published in connection with the issuance of specific Arizona municipal securities as well as from other publicly available sources. It does not constitute a complete description of the risks associated with investing in securities of these issuers. While the advisor has not independently verified the information contained in the official statements, it has no reason to believe the information is inaccurate.

Located in the country's sunbelt, Arizona's population has been, and is projected to continue to be, one of the fastest growing in the United States. Over the last several decades, the state has outpaced most other regions of the country in population and personal income growth, gross state product and job creation.

Geographically, Arizona is the nation's sixth largest state in terms of area. It is divided into three distinct topographic regions: the northern third, which is high plateau country traversed by deep canyons, such as Grand Canyon National Park; central Arizona, which is rugged, mountainous and heavily forested; and the southern third, which encompasses desert areas and flat, fertile agricultural lands in valleys between mountains rich in mineral deposits. These topographic areas all have different climates, which have distinctively influenced development in each region.

The Phoenix metropolitan area is the state's primary economic center as it represents approximately two-thirds of the state's population. The Tucson area, while of secondary importance, also is a major economic area in the state.

The Arizona economy continues to diversify away from its historical reliance on the mining and agricultural employment sectors. Significant job growth has occurred in the areas of aerospace and high technology, construction, finance, insurance and real estate. Arizona's economy has continued to grow in recent years, and is among the fastest growing economies in the nation.

Under its constitution, the state of Arizona is not permitted to issue general obligation bonds secured by the full faith and credit of the state. However, certain agencies and instrumentalities of the state are authorized to issue bonds secured by revenues from specific projects and activities, and the state and local governmental units may enter into lease transactions. The particular source of payments and security for an Arizona municipal obligation is detailed in the instrument itself and in related offering materials.

The state and local governmental units are subject to limitations imposed by Arizona law with respect to ad valorem taxation, bonded indebtedness, the amount of annual increases in taxes, and other matters. These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations. There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that may be levied without voter approval. If such a proposal were enacted, there might be an adverse impact on state or local government financing.

Arizona is required by law to maintain a balanced budget. In the past, the state has used a combination of spending reductions and tax increases to avoid potential budgetary shortfalls and may be required to do so again in the future.

On July 8, 1998, the Arizona state legislature passed and its governor signed, legislation that shifts the funding of public education from local governments to the state. This was done in response to a state supreme court decision requiring the state to deliver and implement a more equitable funding of public education. The impact of this on the state's finances in the long term is uncertain.

A potential long-term credit concern for all states is the impact of eCommerce on tax collections. The use of the internet to make retail purchases (eCommerce spending) is projected to increase rapidly over the next few years. According to Forrester Research, eCommerce spending amounted to approximately $7.8 billion in 1998 and is projected to reach $184 billion in 2004. The proliferation of eCommerce spending could potentially impact municipal credit quality because eCommerce spending is exempt from sales taxes. The most vulnerable bonds would be credits secured solely by sales tax revenues.

About the Risks Affecting Florida Municipal Securities
As noted in the Prospectus, the Florida Municipal Money Market and Florida Municipal Bond funds are susceptible to events that affect issuers of Florida municipal obligations. These include possible adverse affects of Florida constitutional amendments, legislative measures, voter initiatives and other matters described below.

The following information about risk factors is provided in view of the funds' policies of concentrating their assets in Florida municipal securities. This information is based on independent municipal credit reports relating to securities offerings of Florida issuers and other publicly available sources. It does not constitute a complete description of the risks associated with investing in securities of these issuers. While the advisor has not independently verified this information, it has no reason to believe the information is inaccurate.

Because the funds invest primarily in Florida municipal securities, they will be affected by political and economic conditions and developments within the state of Florida. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower whenever the economy is strong, growing and diversified, financial operations are sound, and the debt burden is reasonable.

The state of Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries and a large retirement population. The management of rapid growth has been the major challenge facing state and local governments. Florida's population has grown rapidly and it is now the fourth largest state; this growth is expected to continue, but at reduced rates. The retiree component is expected to continue to be a major factor. As this growth continues, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the state's budget balancing efforts. For example, school districts have experienced difficulty in funding school construction as the districts have been unable to obtain voter approval to issue debt to finance the necessary school construction.

One of the fastest growing states, Florida's economy has centered on the growing trade and services industry, further influenced by tourism and agriculture. The state is outperforming the nation in employment and income growth. Florida ranks twentieth among all states in personal per capita income, with a 1998 per capita income that is about 98% of the U.S figure.

Florida continues to experience steady job growth. Non-farm payroll employment growth of about 4% for 1997 through 1999 exceeds national rates for those years, and approximates the record growth rates of earlier periods in 1993 and 1994. Preliminary employment figures for 2000 indicate continued growth at higher than national rates. Tourism, one of the main drivers of the state's economy, is predicted to continue to grow in fiscal 2000. The state projects total tourist arrivals for 2000 at about 51 million, a 5% increase over 1999.

Debt levels in the state of Florida are moderate to high, reflecting the tremendous capital demands associated with rapid population growth. Florida is unusual among states in that all general obligation full faith and credit debt issues of municipalities must be approved by public referendum and are, therefore, relatively rare. Most debt instruments issued by local municipalities and authorities have a narrower pledge of security, such as a sales tax stream, special assessment revenue, user fees, utility taxes or fuel taxes. Credit quality of such debt instruments tends to be somewhat lower than that of general obligation debt. The state of Florida issues general obligation debt for a variety of purposes; however, the state constitution requires a specific revenue stream to be pledged to state general obligation bonds as well.

The state of Florida is heavily dependent upon sales tax, which makes the state's general fund vulnerable to recession. This dependence upon sales tax, combined with economic recession, has resulted in budgetary shortfalls in the past. Florida has reacted to preserve an adequate financial position primarily through expenditure reductions. State officials, however, still face tremendous capital and operating pressures due to the growth that will continue to strain the state's narrow revenue base. As a counterbalance to the dependence on the historically volatile sales tax, the state enacted a constitutional amendment establishing a Budget Stabilization Fund and has since made yearly deposits to that Fund. At the end of fiscal 1999, the Fund reached $787 million, meeting the required minimum fund level of 5% of General Fund revenues by 1999. The state plans on an additional deposit of $60 million in 2000, bringing the fiscal 2000 balance to $847 million.

The state also has established a constitutional state revenue limitation to restrain the growth of spending. To date, this cap has not yet posed a constraint. The cap, which became effective in fiscal 1996, limits the amount of taxes and other revenues that can be raised by the state in any fiscal year. It allows annual revenue to grow by the average annual growth in personal income over the previous five years. Exempted from the cap are revenues that are directly pledged to bonds, including any new debt issuances. The cap does not appear to have become a major impediment to the state raising sufficient annual revenue to fund state expenditure growth. The legislature may increase the revenue cap by a two-thirds vote of each house.

A potential long-term credit concern for all states is the impact of eCommerce on tax collections. The use of the internet to make retail purchases (eCommerce spending) is projected to increase rapidly over the next few years. According to Forrester Research, eCommerce spending amounted to approximately $7.8 billion in 1998 and is projected to reach $184 billion in 2004. The proliferation of eCommerce spending could potentially impact municipal credit quality since eCommerce spending is exempt from sales taxes. The most vulnerable bonds would be credits secured solely by sales tax revenues.

About the Risks Affecting Puerto Rico Municipal Securities
From time to time, the funds invest in obligations of the Commonwealth of Puerto Rico and its public corporations, which are exempt from federal, state and city or local income taxes. The majority of the Commonwealth's debt is issued by the major public agencies that are responsible for many of the island's public functions, such as water, wastewater, highways, telecommunications, education and public construction. As of December 31, 1999, public sector debt issued by the Commonwealth and its public corporations totaled $22.8 billion.

Since the 1980s, Puerto Rico's economy and financial operations have paralleled the economic cycles of the United States. The island's economy, particularly the manufacturing sector, has experienced substantial gains in employment. Much of these economic gains have been attributable in part to favorable treatment under
Section 936 of the federal Internal Revenue Code for U.S. corporations doing business in Puerto Rico (see discussion below). The number of persons employed in Puerto Rico during fiscal 1999 averaged more than 1.1 million. Unemployment, however, still remains high at 11.9% as of January 2000.

Debt ratios for the Commonwealth are high as it assumes much of the responsibility for local infrastructure. Sizable infrastructure programs are ongoing to upgrade the island's water, sewer and road systems. The Commonwealth's general obligation debt is secured by a first lien on all available revenues. The Commonwealth seeks to correlate the growth in public sector debt to the growth of the economic base available to service that debt. However, due to the financing of certain key infrastructure projects, between fiscal years 1996 and 1999, debt increased 28.7% while gross product rose 25.9%.

The maximum annual debt service requirement on Commonwealth general obligation debt totaled 9.5% of governmental revenues for fiscal 1999. This is well below the 15% limit imposed by the Constitution of Puerto Rico.

The current ratio of tax-supported debt to aggregate personal income is almost 48%, about twenty times the average level of the fifty states, and more than four times as high as the most heavily indebted of the states. The ratio is affected by the low levels of income in Puerto Rico (per capita income is about one-third the U.S. average) and by the large absolute amount of debt.

Puerto Rico's financial position has been adequate. Strong tax growth was offset by spending increases for health, public education and debt service. After drawing down cash for several years, fiscal year 1998 ended with a sizable surplus resulting in an increase in cash from 2.4% of revenues in fiscal year 1997 to 5.6% of revenues in fiscal year 1998. This was primarily attributable to several non-recurring revenue items. Preliminary fiscal year 1999 results indicate that cash will be drawn down to 3.5% of revenues with an additional drawdown expected in fiscal year 2000.

As a result of 1995 federal legislation, tax credits provided by Section 936 of the Internal Revenue Code are being phased out over a ten-year period ending in tax year 2005. Section 936 has offered an important economic development incentive for Puerto Rico, providing a particular impetus for the manufacturing sector. For U.S. corporations doing business in Puerto Rico, Section 936 generally eliminated the U.S. tax on income related to their island operations. It granted these corporations tax credits to offset federal tax liability on earnings from Puerto Rico operations (active income) and permitted them to invest such earnings in qualified investments in Puerto Rico (passive income) with interest earned free from U.S. tax. As a result of the 1996 legislation, the active income credit has been reduced and is no longer available to new or expanded operations in Puerto Rico. It will also be phased out entirely after tax year 2005. The passive income credit has already been eliminated entirely.

To offset the loss of the 936 tax credit, in 1998, the Commonwealth passed the Tax Incentives Law that provided for various tax reduction/incentives. While this law may promote development, it must be balanced by the costs of the development in terms of lost tax dollars. The danger Puerto Rico faces is being too generous with tax incentives, whereby, government revenues are negatively impacted by development incentives.

Another long-term issue, with broad implications for the Commonwealth, is the question of political status - specifically, the potential for a transition to statehood, as contemplated by proposed federal legislation in 1999 and the subject of a non-binding plebiscite in Puerto Rico in December 1998. The statehood option in the 1998 plebiscite received the support of 45.6% of the voters, about the same percentage of support in the previous plebiscite in 1993.

A final risk factor with the Commonwealth is the large amount of unfunded pension liabilities. The two main public pension systems are largely underfunded. The combined funded ratio of the two plans is 35% with a total unfunded liability of $7 billion. A measure enacted by the legislature in 1990 is designed to address the solvency of the plans over a 50-year period.

A potential long-term credit concern for all states is the impact of eCommerce on tax collections. The use of the internet to make retail purchases (eCommerce spending) is projected to increase rapidly over the next few years. According to Forrester Research, eCommerce spending amounted to approximately $7.8 billion in 1998 and is projected to reach $184 billion in 2004. The proliferation of eCommerce spending could potentially impact municipal credit quality since eCommerce spending is exempt from sales taxes. The most vulnerable bonds would be credits secured solely by sales tax revenues.

Municipal Notes
Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax anticipation notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue anticipation notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond anticipation notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Tax-exempt commercial paper is an obligation with a stated maturity of 365 days or less issued to finance seasonal cash flow needs or to provide short-term financing in anticipation of longer-term financing.

Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state's General Fund, including the proceeds of revenue anticipation notes issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.

Municipal Bonds
Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial development bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations
Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate. Variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached
The funds may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof. The fund managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Some obligations with term puts attached may be issued by municipalities. The fund managers may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the fund's investments. To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue Service (IRS).

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the advisor under the direction of the Board of Trustees.

Tender Option Bonds
Tender option bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to the money market funds. However, any of the funds may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term, tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the guarantor's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on its underlying bond falls below the second-highest rating category designated by a rating agency.

The fund managers also take steps to minimize the risk that a fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (1) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (2) legal opinions relating to the tax ownership of the underlying bonds, and (3)other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the fund managers monitor factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

When-Issued and Forward Commitment Agreements
The funds may engage in municipal securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days, but not more than 120 days, later).

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 50% of a fund's total assets to be committed under when-issued or forward commitment agreements, the fund managers need not sell such agreements, but they will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 50% of total assets.

Municipal Lease Obligations
Each fund may invest in municipal lease obligations. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property but will purchase a participation interest in a municipal lease obligation from a bank or other third party.

Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Leases, installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass to the government issuer) have evolved as a way for government issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt.

Many leases and contracts include nonappropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

Inverse Floaters
The funds (except the money market funds) may hold inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

o Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

o Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to "put back" their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

Lower-Quality Bonds
As indicated in the Prospectus, an investment in High-Yield Municipal carries greater risk than an investment in the other funds because the fund may invest without limitation in lower-rated bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).

While the market values of higher-quality bonds tend to correspond to market interest rate changes, the market values of lower-quality bonds tend to reflect the financial condition of their issuers.

Projects financed through the issuance of lower-quality bonds are often highly leveraged. The issuer's ability to service its debt obligations may be adversely affected by an economic downturn, a period of rising interest rates, the issuer's inability to meet projected revenue forecasts, or a lack of needed additional financing.

Lower-quality bonds generally are unsecured and often are subordinated to other obligations of the issuer. These bonds frequently have call or buy-back features that permit the issuer to call or repurchase the bond from the holder. Premature disposition of a lower-quality bond due to a call or buy-back feature, deterioration of the issuer's creditworthiness, or a default may make it difficult for the advisor to manage the flow of income to the fund, which may have negative tax implications for shareholders.

The market for lower-quality bonds tends to be concentrated among a smaller number of dealers than the market for higher-quality bonds. This market is dominated by dealers and institutions (including mutual funds), rather than by individuals. To the extent that a secondary trading market for lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds. Limited liquidity in the secondary market may adversely affect market prices and hinder the advisor's ability to dispose of particular bonds when it determines that it is in the best interest of the fund to do so. Reduced liquidity also may hinder the advisor's ability to obtain market quotations for purposes of valuing the fund's portfolio and determining its net asset value.

The advisor continually monitors securities to determine their relative liquidity.

A fund may incur expenses in excess of its ordinary operating expenses if it becomes necessary to seek recovery on a defaulted bond, particularly a lower-quality bond.

Repurchase Agreements
Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

Short-Term Securities
In order to meet anticipated redemptions, anticipated purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the non-money market funds may invest a portion of their assets in money market and other short-term securities.
Examples of those securities include:
o Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities
o Commercial Paper
o Certificates of Deposit and Euro Dollar Certificates of Deposit
o Bankers' Acceptances o Short-term notes, bonds, debentures or other debt instruments
o Repurchase agreements

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. For the non-money market funds, these investments may include investments in money market funds managed by the advisor.

Futures and Options
Each non-money market fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a secified future time and price. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. The funds do not use futures and options transactions for speculative purposes.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency. The funds may engage in futures and options transactions based on securities indices such as the Bond Buyer Index of Municipal Bonds, provided that the transactions are consistent with the fund's investment objectives. The fund also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options On Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each non-money market fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.

RESTRICTED AND ILLIQUID SECURITIES
The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Trustees of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the advisor. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES
The funds' fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.



Subject                    Policy
Senior Securities          A fund may not issue senior securities, except as permitted under the Investment Company Act.

Borrowing                  A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.

Lending                    A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate                A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the fund from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration              A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Underwriting               A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities                A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies
In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.


Subject                       Policy
Leveraging                    A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

Futures and options           A fund may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.
                              The money market funds may not purchase or sell futures contracts or call options.
                              This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

Liquidity                     A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets (10% for the money market funds) would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales                   A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin                        A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The Investment Company Act imposes certain additional restrictions upon the funds' ability to require securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

(1)  interest-bearing bank accounts or Certificates of Deposit;

(2) U.S. government securities and repurchase agreements collateralized by U.S. government securities; and

(3)  other money market funds.

PORTFOLIO TURNOVER

Under normal conditions, the funds' annual portfolio turnover rates are not expected to exceed 100%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the funds' managers carefully weigh the potential benefits of short-term investing against these considerations.

The portfolio turnover rate of each fund (except those of the money market funds) is listed in the Financial Highlights table in the Prospectuses. Because of the short-term nature of the money market funds' investments, portfolio turnover rates are not generally used to evaluate their trading activities.

MANAGEMENT
THE BOARD OF TRUSTEES
The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired the advisor to do so. Two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the table below whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with the funds; their advisor, American Century Investment Management, Inc. (ACIM); the funds' agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc.
(ACC) or ACC's subsidiaries (including ACIM and ACSC); the funds' distribution agent, American Century Investment Services, Inc. (ACIS); or other funds advised by the advisor. Each trustee (except James E. Stowers III) listed below serves as a trustee or director of eight registered investment companies in the American Century family of funds, which are also advised by the advisor. James
E. Stowers III serves as a trustee or director of 15 registered investment companies in the American Century family of funds.

Name (Age)                                  Position(s) Held  Principal Occupation(s)
Address                                     With Funds        During Past Five Years
Albert Eisenstat (71)                       Trustee           Independent Director, Commercial Metals Co.
1665 Charleston Road                                          (1982 to 2000)
Mountain View, CA 94043                                       Independent Director, Sungard Data Systems
                                                              (1991 to present)
                                                              General Partner, Discovery Ventures
                                                              (venture capital firm, 1996 to 1998) Independent
                                                              Director, Business Objects S/A
                                                              (software & programming, 1994 to present)
Ronald J. Gilson (55)                       Trustee           Charles J. Meyers Professor of Law and Business,
1665 Charleston Road                                          Stanford Law School (1979 to present)
Mountain View, CA 94043                                       Mark and Eva Stern Professor of Law and Business,
                                                              Columbia University School of Law (1992 to
                                                              present) Counsel, Marron, Reid & Sheehy (a San
                                                              Francisco law firm, 1984 to present)
William M. Lyons* (45)                      Trustee           Chief Executive Officer, ACC
4500 Main Street                                              (September 2000-present)
Kansas City, MO 64111                                         President, ACC (June 1997 to present)
                                                              Director, ACC (February 1998 to
                                                              present) Chief Operating Officer
                                                              and Assistant Secretary, ACC
                                                              (June 1996 to present) Executive
                                                              Vice President, Chief Operating
                                                              Officer, ACIM, ACSC and 11 other
                                                              ACC subsidiaries Director, ACIM,
                                                              ACSC and 15 other ACC subsidiaries
                                                              Secretary , ACIM, ACSC and six other ACC subsidiaries
Myron S. Scholes (60)                       Trustee           Partner, Oak Hill Capital Management,
1665 Charleston Road                                          (1999 to present)
Mountain View, CA 94043                                       Principal, Long-Term Capital Management,
                                                              (investment advisor 1993 to January 1999)
                                                              Frank E. Buck Professor of Finance,
                                                              Stanford Graduate School of Business
                                                              (1981 to present)
                                                              Director, Dimensional Fund Advisors,
                                                              (investment advisor 1982 to present)
                                                              Director, Smith Breeden Family of Funds
                                                              (1992 to present)
Kenneth E. Scott (72)                       Trustee           Ralph M. Parsons Professor of Law and
1665 Charleston Road                                          Business, Stanford Law School
Mountain View, CA 94043                                       (1972 to present)
                                                              Director, RCM Capital Funds, Inc.
                                                              (1994 to present)
James E. Stowers III* (42)                  Trustee,          Co-Chairman, ACC (September 2000 to present)
4500 Main Street                            Chairman of       Chief Executive Officer, ACC (June 1996 to September
Kansas City, MO 64111                       the Board         2000)
                                                              Chief Executive Officer, ACIM, ACSC and seven
                                                              other ACC subsidiaries
                                                              Director, ACC, ACIM, ACSC and 12 other ACC subsidiaries
                                                              President, ACC (January 1995 to June 1997)
                                                              President, ACIM and ACSC (April 1993 to August 1997)
Jeanne D. Wohlers (56)                      Trustee           Director, Indus International
1665 Charleston Road                                          (software solutions, January 1999 to present)
Mountain View, CA 94043                                       Director and Partner, Windy Hill Productions, LP
                                                              (educational software, 1994 to 1998)
                                                              Director, Quintus Corporation
                                                              (automation solutions, 1995 to present)

Committees
The Board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named acts as chairman of the committee:

Committee                    Members                         Function of Committee
Audit                        Kenneth E. Scott                The Audit Committee recommends the engagement of
Committee                    Albert A. Eisenstat             the funds' independent auditor and oversees its activities.
                             Jeanne D. Wohlers               The committee receives reports from the advisor's Internal
                                                             Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the Trust.
Nominating                   Kenneth E. Scott                The Nominating Committee primarily considers
                             Myron S. Scholes                and recommends individuals for nomination as
                             Albert A. Eisenstat             trustees. The names of potential trustee candidates
                             Ronald J. Gilson                are drawn from a number of sources, including
                             Jeanne D. Wohlers               recommendations from members of the board,
                                                             management and shareholders. This committee also
                                                             reviews and makes recommendations to the board with
                                                             respect to the composition of board committees
                                                             and other board-related matters, including its organization, size, composition, responsibilities, functions and compensation.
Portfolio                    Myron S. Scholes                The Portfolio Committee reviews quarterly the
                             Ronald J. Gilson                investment activities and strategies used to
                                                             manage fund assets. The committee regularly receives
                                                             reports from portfolio managers, credit analysts and
                                                             other investment personnel concerning the funds' investments.
Quality                      Ronald J. Gilson                The Quality of Service Committee reviews the
of Service                   William Lyons                   level and quality of transfer agent and
                             Myron S. Scholes                administrative services provided to the funds and
                                                             their shareholders. It receives and reviews reports
                                                             comparing those services to fund competitors'
                                                             services and seeks to improve such services where
                                                             feasible and appropriate.

Compensation of Trustees
The trustees serve as trustees for eight American Century investment companies. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all eight such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by this board to each trustee who is not an interested person as defined in the Investment Company Act.

Aggregate Trustee Compensation for Fiscal Year Ended May 31, 2001

                               Total Compensation             Total Compensation from the
Name of Trustee                from the Funds(1)              American Century Family of Funds(2)
Albert A. Eisenstat            $__________                    $__________
Ronald J. Gilson               ___________                    ___________
Myron S. Scholes               ___________                    ___________
Kenneth E. Scott               ___________                    ___________
Isaac Stein (3)                ___________                    ___________
Jeanne D. Wohlers              ___________                    ___________

1     Includes compensation paid to the trustees during the fiscal year ended May 31, 2001, and also includes amounts deferred at the election of the trustees under the Amended and Restated American Century Mutual Funds Deferred
      Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat, $________; Mr. Gilson, $________; Mr. Scholes, $________; and Mr.
      Scott, $________.

2     Includes compensation paid by the eight investment company members of the American Century family of funds served by this board.

3     Mr. Stein retired from the board on September 15, 2000.

The funds have adopted the Amended and Restated American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump-sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended May 31, 2001.

OFFICERS

Background information about the officers of the funds is provided in the following table. All persons named as officers of the funds also serve in similar capacities for the 15 investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the following table are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with the funds, ACC or ACC's subsidiaries (including ACIM, ACSC and ACIS).

Name (Age)                          Positions Held with       Principal Occupation(s)
Address                             the Funds                 During Past Five Years
William M. Lyons (45)               President                 Chief Executive Officer, ACC and six ACC subsidiaries
4500 Main St.                                                 (September 2000 to present)
Kansas City, MO 64111                                         President, ACC (June 1997 to present)
                                                              Chief Operating Officer, ACC (June 1996 to September 2000)
                                                              General Counsel, ACC, ACIM, ACIS, ACSC and other ACC
                                                              subsidiaries (June 1989 to June 1998)
                                                              Executive Vice President, ACC,(January 1995 to June 1997)
                                                              Also serves as:
                                                              Executive Vice President and Chief Operating Officer, ACIM,
                                                              ACIS, ACSC and other ACC subsidiaries, and Executive Vice
                                                              President of other ACC subsidiaries

Robert T. Jackson (55)              Executive Vice            Chief Administrative Officer, ACC (August 1997 to
4500 Main St.                       President and             present)
Kansas City, MO 64111               Chief Financial           Chief Financial Officer, ACC (May 1995 to present)
                                    Officer                   President, ACSC (January 1999 to present)
                                                              Executive Vice President, ACC
                                                              (May 1995 to present)
                                                              Also serves as: Executive Vice President and Chief
                                                              Financial Officer
                                                              ACIM, ACIS and other ACC subsidiaries, and
                                                              Treasurer of ACC and other ACC subsidiaries

Maryanne Roepke, CPA (45)           Senior Vice               Senior Vice President and Assistant
4500 Main St.                       President,                Treasurer, ACSC
Kansas City, MO 64111               Treasurer and Chief
                                    Accounting Officer

David C. Tucker (43)                Senior Vice               Senior Vice President, ACIM, ACIS,
4500 Main St.                       President and             ACSC and other ACC subsidiaries
Kansas City, MO 64111               General Counsel           (June 1998 to present)
                                                              General Counsel, ACC, ACIM, ACIS,
                                                              ACSC and other ACC subsidiaries (June
                                                              1998 to present) Consultant to mutual fund
                                                              industry (May 1997 to April 1998)
                                                              Vice President and General Counsel, Janus Companies
                                                              (1990 to 1997)

Charles A. Etherington (43)         Vice President            Vice President, ACSC (October 1996 to present)
4500 Main St.                                                 Associate General Counsel, ACSC (December 1998 to
Kansas City, MO 64111                                         present)
                                                              Counsel to ACSC (February 1994 to December 1998)

Charles C. S. Park (34)             Vice President            Vice President, ACSC (February 2000 to present)
4500 Main St.                                                 Assistant General Counsel, ACSC (January 1998 to
Kansas City, MO 64111                                         present)
                                                              Counsel to ACSC (October 1995 to January 1998)

David H. Reinmiller (38)            Vice President            Chief Compliance Officer ACIM, ACSC, ACIS and
4500 Main St.                                                 American Century Brokerage, Inc. (March 2001 to
Kansas City, MO 64111                                         present) Vice President, ACSC (February 2000 to present)
                                                              Assistant General Counsel, ACSC (August 1996 to present)

Paul Carrigan Jr. (52)              Secretary                 Secretary, ACC (February 1998 to present)
4500 Main St.                                                 Director of Legal Operations, ACSC
Kansas City, MO 64111                                         (February 1996 to February 2001)

Robert Leach (35)                   Controller                Vice President, ACSC (February 2000 to present)
4500 Main St.                                                 Controller-Fund Accounting, ACSC
Kansas City, MO 64111
C. Jean Wade (37)                   Controller                Vice President, ACSC (February 2000 to present)
4500 Main St.                                                 Controller-Fund Accounting, ACSC
Kansas City, MO 64111

Jon Zindel (34)                     Tax Officer               Vice President, Corporate Tax, ACSC
4500 Main St.                                                 (April 1998 to present)
Kansas City, MO 64111                                         Vice President, ACIM, ACIS and other
                                                              ACC subsidiaries (April 1999 to present)
                                                              President, American Century Employee Benefit
                                                              Services, Inc. (January 2000 to December 2000)
                                                              Treasurer, American Century Employee Benefit
                                                              Services, Inc. (December 2000 to present)
                                                              Treasurer, American Century Ventures, Inc.
                                                              (December 1999 to present)
                                                              Director of Taxation, ACSC (July 1996 to April 1998)


Code of Ethics


The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.






THE FUNDS' PRINCIPAL SHAREHOLDERS
As of September 4, 2001, the following companies were the record owners of more than 5% of the outstanding shares of any class of a fund:

Fund                                                 Shareholder and Percentage of Outstanding Shares Owned
Florida Municipal Bond                               Charles Schwab & Co. Inc.
                                                     San Francisco, California--__%
                                                     Morgan Guaranty Trust of New York
                                                     Newark, Delaware - __%
                                                     American Century Investment Management, Inc.
                                                     Kansas City, Missouri-- __%

Arizona Municipal Bond                               Charles Schwab & Co., Inc.
                                                     San Francisco, California - __%
                                                     American Century Investment Management, Inc.
                                                     Kansas City, Missouri-- __%
                                                     National Financial Services Corp.
                                                     New York, New York - __%

Tax-Free Money Market                                Pershing Div of DI J Secs Corp. FBO
                                                     American Century Customers Accounts
                                                     Jersey City, New Jersey - __%

Limited Term Tax-Free                                Bobbie B. Duff
                                                     Columbia, Mississippi - __%

Tax-Free Bond                                        Charles Schwab & Co. Inc.
                                                     San Francisco, California-- __%
                                                     American Century Investment Management, Inc.
                                                     Kansas City, Missouri-- __%
                                                     National Financial Services Corp.
                                                     New York, New York - __%

High-Yield Municipal                                 American Century Investment Management, Inc.
                                                     Kansas City, Missouri - __%
                                                     Todd W. Morgan Trustee UA
                                                     Cave Creek, Arizona - __%


The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. As of September 4, 2001, the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS
The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment adviosr for each of the funds. A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.

For services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of a fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all the funds of its investment category managed by the advisor (the Investment Category Fee). The three investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money market fund, for example, all the assets of the money market funds managed by the advisor are aggregated and the fee rate is applied to the total. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The amounts calculated using the Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor.

The schedules by which the unified management fee is determined are shown below. The Investment Category Fees are determined according to the schedule below.

Investment Category Fee Schedule for
Tax-Free Money Market and Florida Municipal Money Market

Category Assets                          Fee Rate
First $1 billion                          0.2700%
Next $1 billion                           0.2270%
Next $3 billion                           0.1860%
Next $5 billion                           0.1690%
Next $15 billion                          0.1580%
Next $25 billion                          0.1575%
Thereafter                                0.1570%


Investment Category Fee Schedule for
Limited-Term Tax-Free, Long-Term Tax-Free,
Tax-Free Bond, Arizona Municipal Bond,
and Florida Municipal Bond
Category Assets                          Fee Rate
First $1 billion                          0.2800%
Next $1 billion                           0.2280%
Next $3 billion                           0.1980%
Next $5 billion                           0.1780%
Next $15 billion                          0.1650%
Next $25 billion                          0.1630%
Thereafter                                0.1625%


Investment Category Fee Schedule for
High-Yield Municipal

Category Assets                          Fee Rate
First $1 billion                          0.4100%
Next $1 billion                           0.3580%
Next $3 billion                           0.3280%
Next $5 billion                           0.3080%
Next $15 billion                          0.2950%
Next $25 billion                          0.2930%
Thereafter                                0.2925%

The Complex Fee for both Investor Class and C Class shares is determined according to the schedule below.

Complex Fee Schedule

Complex Assets                           Fee Rate
First $2.5 billion                        0.3100%
Next $7.5 billion                         0.3000%
Next $15 billion                          0.2985%
Next $25 billion                          0.2970%
Next $50 billion                          0.2960%
Next $100 billion                         0.2950%
Next $100 billion                         0.2940%
Next $200 billion                         0.2930%
Next $250 billion                         0.2920%
Next $500 billion                         0.2910%
Thereafter                                0.2900%

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually, by

(1) the funds' Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2) by the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes that such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended May 31, 2001, 2000 and 1999, are indicated in the following tables.





Unified Management Fees(1)
Fund                                     2001       2000             1999
Florida Municipal Money Market                      $428,202         $505,045
Florida Municipal Bond                              $242,677         $177,067
Arizona Municipal Bond                              $208,939         $217,624
Tax-Free Money Market                               $1,238,054       $1,222,903
Limited-Term Tax-Free                               $190,118         $203,614
Long-Term Tax-Free                                  $540,335         $603,742
Tax-Free Bond                                       $804,338         $734,571
High-Yield Municipal                                $175,438         $3,588

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares. This means that the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the independent accountants of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th floor, Kansas City, Missouri 64105. As the independent accountants of the funds, PricewaterhouseCoopers provides services including

(1) auditing the annual financial statements for each fund,

(2) assisting and consulting in connection with SEC filings, and

(3) reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION
The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and asked prices). During the fiscal years ended May 31, 2000, 1999 and 1998, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES
Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the Trust, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classe. See Multiple Class Structure, which follows. Additonal funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Trust's (all funds') outstanding shares may be able to elect a Board of Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.


MULTIPLE CLASS STRUCTURE

The corporation's Board of Trustees has adopted a multiple class plan (the Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to two classes of shares: an Investor Class and a C Class. Not all funds offer both classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The C Class is made available through financial intermediaries, for purchase by individual investors using "wrap account" style advisory and personal services from the intermediary. The total management fee is the same as for Investor Class, but the C Class shares also are subject to a Master Distribution and Individual Shareholder Services Plan (the Plan)(described below). The Plan has been adopted by the funds' Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.




Rule 12b-1
Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees and initial shareholder of the funds' C Class have approved and entered into the Plan. The Plan is described below.

In adopting the Plan, the Board of Trustees (including a majority of directors who are not interested persons of the funds [as defined in the Investment Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers (NASD).

Master Distribution and Individual Shareholder Services Plan (the Plan)

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's Board of Trustees has adopted the Plan. Pursuant to the Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to .75% annually of the average daily net asset value of the fund's C Class shares, .25% of which is paid for individual shareholder services (as described below) and .50% of which is paid for distribution services (as described below). Because this is a new class, no fees were paid under the Plan for the most recent fiscal year.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensating and paying expenses (including overhead and telephone expenses) of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Dealer Concessions

The fund's distributor expects to pay sales commissions to certain financial intermediaries who sell C Class shares of the fund at the time of such sales. Payments will equal .75% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the distribution fee paid by the fund for the first 13 months after the shares are purchased by any financial intermediary that received the concession. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' prospectuses and in Your Guide to American Century Services. The prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Money Market Funds
Securities held by the money market funds are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the funds' yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

The money market funds operate pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. As required by the rule, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the money market funds has been delegated to the fund managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the money market funds' portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market funds' net asset values calculated by using available market quotations deviate from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed .025%.

Actions the advisor and the Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii) withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

Non-Money Market Funds
Securities held by the non-money market funds normally are priced by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and ask prices provided by broker-dealers. The municipal bond market is typically a "dealer market"; that is, dealers buy and sell bonds for their own accounts rather than for customers. As a result, the spread, or difference, between bid and asked prices for certain municipal bonds may differ substantially among dealers.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

TAXES

Federal Income Tax

Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a straight line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, gain realized on disposition of a security held less than one year is treated as a short-term capital gain.

Fund                                          Capital Loss Carryover
----                                          ----------------------
Florida Municipal Money Market                $24,496 (expiring 2003-2008)
Florida Municipal Bond                        $367,647 (expiring in 2008)
Arizona Municipal Bond                        $466,489 (expiring in 2008)
Tax-Free Money Market                         $12,653 (expiring in 2008)
Limited-Term Tax-Free                         $86,077 (expiring in 2008)
Long-Term Tax-Free                            $1,257,475 (expiring in 2008)
Tax-Free Bond                                 $1,309,972 (expiring in 2008)
High-Yield Municipal                          $784,042 (expiring in 2008)

Interest on certain types of industrial development bonds (small issues and obligations issued to finance certain exempt facilities that may be leased to or used by persons other than the issuer) is not exempt from federal income tax when received by "substantial users" or persons related to substantial users as defined in the Code. The term "substantial user" includes any "non-exempt person" who regularly uses in trade or business part of a facility financed from the proceeds of industrial development bonds. The funds may invest periodically in industrial development bonds and, therefore, may not be appropriate investments for entities that are substantial users of facilities financed by industrial development bonds or "related persons" of substantial users. Generally, an individual will not be a related person of a substantial user under the Code unless he or his immediate family (spouse, brothers, sisters, ancestors and lineal descendants) owns directly or indirectly in aggregate more than 50% of the equity value of the substantial user.

Under the Code, any distribution of a fund's net realized long-term capital gains designated by the fund as a capital gain dividend is taxable to you as long-term capital gains, regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares. Any such loss will be disallowed to the extent of any tax-exempt dividend income you received on those shares.

Alternative Minimum Tax
While the interest on bonds issued to finance essential state and local government operations is generally exempt from regular federal income tax, interest on certain private activity bonds issued after August 7, 1986, while exempt from regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and the income tax provisions of several states.

The funds each may invest in private activity bonds. The interest on private activity bonds could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation.

All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the alternative minimum tax because these distributions are included in the corporation's adjusted current earnings.

The Trust will inform fund shareholders annually of the amount of distributions derived from interest payments on private activity bonds.

HOW FUND PERFORMANCE INFORMATION
IS CALCULATED
The funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature.

For the money market funds, seven-day current yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculations of seven-day effective yield begin with the same base-period return used to calculate current yield, but the return is then annualized to reflect weekly compounding according to the following formula:

              Effective Yield = [(Base-Period Return + 1)365/7] - 1

For non-money market funds, the SEC 30-day yield calculation is as follows:

Yield = (2 [(a - b + 1)6 - 1])
              cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

The funds also may quote tax-equivalent yields. Tax-equivalent yields for Tax-Free Money Market, Limited-Term Tax-Free, Long-Term Tax-Free, Tax Free Bond and High-Yield Municipal are calculated using the following equation:

                    Fund's Tax-Free Yield  =  Your Tax-Equivalent Yield
                   100% - Federal Tax Rate

Arizona Municipal Bond's tax-equivalent yield is based on the current double tax-exempt yield and your combined federal and state marginal tax rate. Assuming all the funds' dividends are tax-exempt in Arizona (which may not always be the case) and that your Arizona taxes are fully deductible for federal income tax purposes, you can calculate your tax equivalent yield for the fund using the equation below.

                          Fund's Double Tax-Free Yield
               (100% - Federal Tax Rate) (100% - Arizona Tax Rate)
                           = Your Tax-Equivalent Yield

Florida Municipal Money Market and Florida Municipal Bond's tax-equivalent yield is based on each fund's tax-free yield, your federal income tax bracket, and the Florida Intangibles Tax applicable to a taxable investment. The formula is:

                   Fund's Tax-Free Yield  +    Florida Intangibles Tax Rate
                  100% - Federal Tax Rate
                                               = Your Tax-Equivalent Yield

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any), and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return. As a new fund, performance information for High-Yield Municipal's C Class is not available as of the date of this Statement of Additional Information.

Money Market Fund Tax-Equivalent Yields (seven-day period ended May 31, 2001)
                                         Tax-Equivalent    Tax-Equivalent     Tax-Equivalent      Tax-Equivalent
                         7-Day           Yield             Yield              Yield               Yield
                         Current         28% Tax           31% Tax            36% Tax             39.6% Tax
Fund                     Yield           Bracket           Bracket            Bracket             Bracket
Florida Municipal
Money Market             3.10%           4.31%             4.49%              4.84%               5.13%
Tax-Free
Money Market             3.00%           4.17%             4.35%              4.69%               4.97%


                                         Tax-Equivalent    Tax-Equivalent     Tax-Equivalent      Tax-Equivalent
                         7-Day           Yield             Yield              Yield               Yield
                         Effective       28% Tax           31% Tax            36% Tax             39.6% Tax
Fund                     Yield           Bracket           Bracket            Bracket             Bracket
Florida Municipal
Money Market             3.04%           4.36%             4.55%              4.91%               5.20%
Tax-Free
Money Market             3.14%           4.22%             4.41%              4.75%               5.03%

Non-Money Market Fund Tax-Equivalent Yields (30-day period ended May 31, 2001)

                                         Tax-Equivalent    Tax-Equivalent     Tax-Equivalent      Tax-Equivalent
                                         Yield             Yield              Yield               Yield
                         30-Day          28% Tax           31% Tax            36% Tax             39.6% Tax
Fund                     SEC Yield       Bracket           Bracket            Bracket             Bracket
Florida
Municipal Bond           3.79%           5.26%             5.49%              5.92%               6.27%
Arizona
Municipal Bond           3.85%           5.35%(1)          5.58%(1)           6.02%(1)            6.37%(1)
Limited-Term
Tax-Free                 3.49%           4.85%             5.06%              5.45%               5.78%
Long-Term
Tax-Free                 4.46%           6.19%             6.46%              6.97%               7.38%
Tax-Free Bond            3.86%           5.36%             5.59%              6.03%               6.39%
High-Yield
Municipal                5.47%           7.60%             7.93%              8.55%               9.06%

1 Tax-equivalent yields based on federal and Arizona income tax rates are:
  31.02% Tax Bracket, 5.58%; 33.90% Tax Bracket, 5.82%; 34.59% Tax Bracket,
  5.88%; and 39.33% Tax Bracket, 6.34%.

Average Annual Total Returns for Periods ended May 31, 2001


Fund                                    1 year         5 years       10 years     Life of Fund     Inception Date
Florida Municipal Money Market          3.72%          3.36%         N/A          3.47%            04/11/94
Florida Municipal Bond                  10.70%         6.09%         N/A          6.15%            04/11/94
Arizona Municipal Bond                  10.57%         5.59%         N/A          5.91%            04/11/94
Tax-Free Money Market                   3.71%          3.36%         3.04%        3.88%            07/31/84
Limited-Term Tax-Free                   8.95%          4.87%         N/A          4.57%            03/01/93
Long-Term Tax-Free                      11.78%         6.07%         6.57%        6.59%            03/02/87
Tax-Free Bond                           10.77%         5.78%         5.96%        5.81%            03/02/87
High-Yield Municipal                    9.13%          N/A           N/A          4.41%            03/31/98

Performance Comparisons
The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

Permissible Advertising Information
From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5) descriptions of investment strategies for one or more of the funds;

(6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations; and

(9) testimonials describing the experience of persons that have invested in one or more of the funds.

The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

Multiple Class Performance Advertising

Pursuant to the Multiple Class Plan, the Trust may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.


Financial Statements
The financial statements of the funds have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended May 31, 2001 are incorporated herein by reference. The financial statements for the years ended May 31, 1996 and 1997 have been audited, by other independent accountants. Their Independent Accountants' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended May 31, 1997 are incorporated herein by reference.





Explanation of Fixed-Income Securities Ratings

As described in the Prospectus, the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.

Bond Ratings


S&P       Moody's     Description
AAA       Aaa         These are the highest ratings assigned by S&P and Moody's to a debt obligation. They indicate an extremely strong capacity to pay interest and repay principal.

AA        Aa          Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from AAA/Aaa issues only in a small degree.

A         A           Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB       Baa         Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.  Debt rated below BBB/Baa is regarded as having significant speculative characteristics.

BB        Ba          Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB/Ba rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B         B           Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.

CCC       Caa         Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.
                      In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.

CC        Ca          The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.

C         C           The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI        -           The rating CI is reserved for income bonds on which no interest is being paid.

D        D            Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.



To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

Commercial Paper Ratings

S&P        Moody's           Description
A-1        Prime-1 (P-1)     This indicates that the degree of
                             safety regarding timely payment is strong. Standard
                             & Poor's rates those issues determined to possess
                             extremely strong safety characteristics as A-1+.
A-2        Prime-2 (P-2)     Capacity for timely payment on
                             commercial paper is satisfactory, but the relative
                             degree of safety is not as high as for issues
                             designated A-1. Earnings trends and coverage
                             ratios, while sound, will be more subject to
                             variation. Capitalization characteristics, while
                             still appropriated, may be more affected by
                             external conditions. Ample alternate liquidity is
                             maintained.
A-3        Prime-3 (P-3)     Satisfactory capacity for timely
                             repayment. Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.


Note Ratings

S&P        Moody's           Description
SP-1       MIG-1; VMIG-1     Notes are of the highest quality enjoying strong
                             protection from established cash flows of funds for
                             their servicing or from established and broad-based
                             access to the market for refinancing, or both.
SP-2       MIG-2; VMIG-2     Notes are of high quality with
                             margins of protection ample, although not so large
                             as in the preceding group.
SP-3       MIG-3; VMIG-3     Notes are of favorable quality with
                             all security elements accounted for, but lacking
                             the undeniable strength of the preceding grades.
                             Market access for refinancing, in particular, is
                             likely to be less well established.
SP-4       MIG-4; VMIG-4     Notes are of adequate quality,
                             carrying specific risk but having protection and not distinctly or predominantly speculative.






More information about the funds is contained in these documents


Annual and Semiannual Reports
The annual and semiannual reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting us at the address or one of the telephone numbers listed below.

If you own or are considering purchasing fund shares through

o an employer-sponsored retirement plan
o a bank
o a broker-dealer
o an insurance company
o another financial intermediary

you can receive the annual and semiannual reports directly from them.

You can also get information about the funds from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public
                           Reference Room
                           Washington, D.C.
                           Call 202-942-8090
                           for location and hours.
On the Internet            o EDGAR database at
                               www.sec.gov
                           o By email request at
                               publicinfo@sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-4025




American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business; Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533





SH-SAI-24873  0105

AMERICAN CENTURY MUNICIPAL TRUST


PART C   OTHER INFORMATION

Item 23 EXHIBITS (all exhibits not filed herewith are being incorporated herein by reference).

     (a) (1) Amended Declaration of Trust, dated March 9, 1998 and amended March 1, 1999 (filed electronically as Exhibit a to Post-Effective Amendment No. 27 to the Registration Statement of the Registrant on September 2, 1999, File No. 2-91229).

          (2) Amendment to the Declaration of Trust, dated March 6, 2001 (filed electronically as Exhibit a2 to Post-Effective Amendment No. 31 to the Registration Statement of the Registrant on April 20, 2001, File No. 2-91229).

     (b) Amended and Restated Bylaws, dated March 9, 1998 (filed electronically as Exhibit 2b to Post-Effective Amendment No. 23 to the Registration Statement of the Registrant on March 26, 1998, File No. 2-91229).

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article IV, Article V, Article VI and Article VIII of Registrant's Amended Declaration of Trust, appearing as Exhibit (a) to this Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of the Registrant; and Article II,
          Article III, Article IV and Article V of Registrant's Amended and Restated Bylaws appearing as Exhibit 2 to Post-Effective Amendment No. 23 on Form N-1A of the Registrant.

     (d) (1) Investor Class Management Agreement between American Century Municipal Trust and American Century Investment Management, Inc., dated August 1, 1997 (filed electronically as Exhibit 5 to Post-Effective Amendment No. 33 to the Registration Statement of American Century Government Income Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment to the Investor Class Investment Management Agreement between American Century Municipal Trust and American Century Investment Management, Inc., dated March 31, 1998 (filed electronically as Exhibit 5b to Post-Effective Amendment No. 23 to the Registration Statement of the Registrant on March 26, 1998, File No. 2-91229).

          (3) Amendment to the Investor Class Management Agreement between American Century Municipal Trust and American Century Investment Management, Inc., dated July 1, 1998 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 39 to the Registration Statement of American Century Government Income Trust on July 28, 1999, File No. 2-99222).

          (4) Amendment No. 1 to the Investor Class Management Agreement between American Century Municipal Trust and American Century Investment Management, Inc., dated September 16, 2000 (filed electronically as Exhibit d4 to Post-Effective Amendment No. 30 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2000, File No. 2-82734).

          (5) Amendment No. 2 to the Investor Class Management Agreement between American Century Municipal Trust and American Century Investment Management, Inc. (to be filed by amendment).

          (6) C Class Management Agreement between American Century Target Maturities Trust, American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century Investment Trust, American Century Quantitative Equity Funds, American Century Municipal Trust and American Century Investment Management Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 35 to the Registration Statement of American Century Target Maturities Trust on April 17, 2001, File No. 2-94608).

     (e) (1) Distribution Agreement between American Century Municipal Trust and American Century Investment Services, Inc., dated March 13, 2000 (filed electronically as Exhibit e7 to Post-Effective Amendment No. 17 to the Registration Statement of American Century World Mutual Funds, Inc. on March 30, 2000, File No. 33-39242).

          (2) Amendment No. 1 to the Distribution Agreement between American Century Municipal Trust and American Century Investment Services, Inc., dated June 1, 2000 (filed electronically as Exhibit e9 to Post-Effective Amendment No. 19 to the Registration Statement of American Century World Mutual Funds, Inc. on May 24, 2000, File No. 33-39242).

          (3) Amendment No. 2 to the Distribution Agreement between American Century Municipal Trust and American Century Investment Services, Inc., dated November 20, 2000 (filed electronically as Exhibit e10 to Post-Effective Amendment No. 29 to the Registration Statement of American Century Variable Portfolios, Inc. on December 1, 2000, File No. 33-14567).

          (4) Amendment No. 3 to the Distribution Agreement between American Century Municipal Trust and American Century Investment Services, Inc., dated March 1, 2001 (filed electronically as Exhibit e4 to Post-Effective Amendment No. 35 to the Registration Statement of American Century Target Maturities Trust on April 17, 2001, File No. 2-94608).

          (5) Amendment No. 4 to the Distribution Agreement between American Century Municipal Trust and American Century Investment Services, Inc., dated April 30, 2001 (filed electronically as Exhibit e5 to Post-Effective Amendment No. 35 to the Registration Statement of American Century Target Maturities Trust on April 17, 2001, File No. 2-94608).

          (6) Amendment No. 5 to the Distribution Agreement between American Century Municipal Trust and American Century Investment Services, Inc. (to be filed by amendment).

     (f)  Not applicable.

     (g) (1) Master Agreement by and between Twentieth Century Services, Inc. and Commerce Bank, N.A., dated January 22, 1997 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 76 to the Registration Statement of American Century Mutual Funds, Inc. on February 28, 1997, File No. 2-14213).

          (2) Global Custody Agreement between American Century Investments and The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration Statement of American Century Government Income Trust on February 7, 1997, File No. 2-99222).

          (3) Amendment to the Global Custody Agreement between American Century Investments and The Chase Manhattan Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2 to the Registration Statement of American Century Variable Portfolios II, Inc. on January 9, 2001, File No. 333-46922).

     (h) (1) Transfer Agency Agreement between American Century Municipal Trust and American Century Services Corporation, dated August 1, 1997 (filed electronically as Exhibit 9 to Post-Effective Amendment No. 33 to the Registration Statement of American Century Government Income Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment to the Transfer Agency Agreement between American Century Municipal Trust and American Century Services Corporation, dated March 9, 1998 (filed electronically as Exhibit B9b to Post-Effective Amendment No. 23 to the Registration Statement of the Registrant on March 26, 1998, File No. 2-91229).

          (3) Amendment No. 1 to the Transfer Agency Agreement between American Century Municipal Trust and American Century Services Corporation, dated June 29, 1998 (filed electronically as Exhibit 9b to Post-Effective Amendment No. 23 to the Registration Statement of American Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

          (4) Amendment No. 2 to the Transfer Agency Agreement between American Century Municipal Trust and American Century Services Corporation, dated November 20, 2000 (filed electronically as Exhibit h4 to Post-Effective Amendment No. 30 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2000, File No. 2-82734).

          (5) Amendment No. 3 to the Transfer Agency Agreement between American Century Municipal Trust and American Century Services Corporation (to be filed by amendment).

          (6) Credit Agreement between American Century Funds and The Chase Manhattan Bank, as Administrative Agent, dated as of December 19, 2000 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33 to the Registration Statement of American Century Target Maturities Trust on January 31, 2001, File No. 2-94608).

     (i) Opinion and Consent of Counsel (filed electronically as Exhibit i to Post-Effective Amendment No. 27 to the Registration Statement of the Registrant on September 2, 1999, File No. 2-91229).

     (j) (1) Consent of PricewaterhouseCoopers LLP, independent accountants (to be filed by amendment).

          (2) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as Exhibit 11 to Post-Effective Amendment No. 33 to the Registration Statement of American Century Government Income Trust on July 31, 1997, File No. 2-99222).

          (3) Power of Attorney, dated September 16, 2000 (filed electroncially as Exhibit j3 to Post-Effective Amendment No. 29 to the Registration Statement of the Registrant, on September 28, 2000, File No. 2-91229).

     (k)  Not applicable.

     (l)  Not applicable.

     (m) Master Distribution and Individual Shareholder Services Plan of American Century Government Income Trust, American Century Investment Trust, American Century California Tax-Free and Municipal Funds, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds (C Class), dated September 16, 2000 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 35 to the Registration Statement of American Century Target Maturities Trust on April 17, 2001, File No. 2-94608).

     (n) (1) Amended and Restated Multiple Class Plan of American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century International Bond Fund, American Century Investment Trust, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds, dated November 20, 2000 (filed electronically as Exhibit n to Post-Effective Amendment No. 35 to the Registration Statement of American Century Target Maturities Trust on April 17, 2001, File No. 2-94608).

          (2) Amendment No. 2 to the Amended and Restated Multiple Class Plan of American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century International Bond Fund, American Century Investment Trust, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds (to be filed by amendment).

     (o)  Not applicable.

     (p) American Century Investments Code of Ethics (filed electronically as Exhibit p to Post-Effective Amendment No. 30 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2000, File No. 2-82734).


Item 24. Persons Controlled by or Under Control with Registrant - None.


Item 25. Indemnification.

As stated in Article VII, Section 3 of the Amended Declaration of Trust, incorporated herein by reference to Exhibit a to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby incorporates by reference, as though set forth fully herein,
Article VI of the Registrant's Bylaws, amended and restated on March 9, 1998, incorporated herein by reference to Exhibit b to Post-Effective Amendment No. 23 to the Registration Statement on March 26, 1998, File No. 2-91229.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.


Item 26. Business and Other Connections of Investment Advisor.

None.

Item 27. Principal Underwriter.

I. (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal         Positions and Offices       Positions and Offices
Business Address*           with Underwriter            with Registrant
--------------------------------------------------------------------------------
James E. Stowers, Jr.      Chairman and Director                    none

James E. Stowers III       Co-Chairman and Director               Chairman and
                                                                  Director

W. Gordon Snyder           President                                none

William M. Lyons           Chief Executive Officer,               President
                           Executive Vice President and Director

Robert T. Jackson          Executive Vice President,          Executive Vice
                           Chief Financial Officer            President and
                           and Chief Accounting Officer       Chief Financial
                                                                  Officer

Kevin Cuccias              Senior Vice President                    none

Joseph Greene              Senior Vice President                    none

Brian Jeter                Senior Vice President                    none

Mark Killen                Senior Vice President                    none

Tom Kmak                   Senior Vice President                    none

David C. Tucker            Senior Vice President          Senior Vice President
                           and General Counsel


* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.



Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at 4500 Main Street, Kansas City, Missouri 64111.


Item 29. Management Services - Not applicable.


Item 30. Undertakings - Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 32/Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri, on the 19th day of July, 2001.

                           AMERICAN CENTURY MUNICIPAL TRUST (Registrant)


                           By: /*/William M. Lyons
                               William M. Lyons
                               President, Trustee and
                               Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 32/Amendment No. 33 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                        Date
*William M. Lyons                     President, Trustee and       July 19, 2001
---------------------------------     Principal Executive Officer
William M. Lyons

*Maryanne Roepke                     Senior Vice President,        July 19, 2001
---------------------------------    Treasurer and
Maryanne Roepke                      Chief Accounting Officer

*James E. Stowers III                Trustee,                      July 19, 2001
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Trustee                       July 19, 2001
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Trustee                       July 19, 2001
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Trustee                       July 19, 2001
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Trustee                       July 19, 2001
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Trustee                       July 19, 2001
---------------------------------
Jeanne D. Wohlers


/s/Janet A. Nash
*by Janet A. Nash, Attorney in Fact (pursuant to a Power of Attorney dated September 16, 2000).